SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 97.0%

Communication Services — 7.1%
Alphabet Inc, Cl A *	11,327	$1,392
Alphabet Inc, Cl C *	25,100	3,097
America Movil ADR	28,642	609
AT&T Inc	60,883	958
Cable One Inc	159	97
Charter Communications Inc, Cl A *	128	42
Cogent Communications Holdings Inc	1,022	63
Comcast Corp, Cl A	14,311	563
Electronic Arts Inc	3,208	411
Fox Corp	2,882	87
IAC *	443	25
Informa PLC	125,588	1,085
Interpublic Group of Cos Inc/The	4,252	158
Liberty Media -Liberty Formula One, Cl C *	4,513	318
Liberty Media -Liberty SiriusXM *	2,161	60
Live Nation Entertainment Inc *	33	3
Lumen Technologies	8,286	16
Madison Square Garden Sports C	191	34
Match Group *	514	18
Meta Platforms, Cl A *	10,541	2,790
Netflix Inc *	1,697	671
New York Times Co/The, Cl A	2,073	73
News	6,196	113
Nexstar Media Group Inc, Cl A	2,434	367
Omnicom Group Inc	1,093	96
Orange	67,215	801
Paramount Global, Cl A	2,056	36
Paramount Global, Cl B	2,018	31
Pinterest Inc, Cl A *	5,993	143
Quebecor, Cl B	28,636	682
ROBLOX, Cl A *	389	16
Roku Inc, Cl A *	292	17
Scout24 AG	17,714	1,133
Shutterstock	560	28
SK Telecom	9,560	358
Spotify Technology SA *	2,274	339
Take-Two Interactive Software Inc *	1	—
TEGNA	5,058	78
Tencent Holdings Ltd	13,000	516
T-Mobile US Inc *	10,602	1,455
Toei Animation Co Ltd	1,300	121
Trade Desk Inc, Cl A *	1,530	107
TripAdvisor Inc *	1,860	29
Universal Music Group	12,959	256
Verizon Communications Inc	20,260	722
Walt Disney Co/The *	24,517	2,156
World Wrestling Entertainment, Cl A	1,782	180
ZoomInfo Technologies, Cl A *	2,140	53

		22,403

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Consumer Discretionary — 9.6%
ADT Inc	5,625	$32
Advance Auto Parts Inc	623	45
Airbnb, Cl A *	1,045	115
Amazon.com Inc *	30,408	3,667
American Eagle Outfitters Inc	16,752	170
Aptiv PLC *	636	56
Aramark	2,596	103
Autoliv	1,309	107
AutoNation *	266	35
AutoZone Inc *	44	105
Bath & Body Works	2,927	103
Best Buy Co Inc	976	71
Booking Holdings Inc *	299	750
BorgWarner Inc	537	24
BRP	4,398	312
Brunswick Corp	1,228	93
Burlington Stores Inc *	404	61
CarMax Inc *	744	54
Carnival Corp *	4,654	52
Carter's Inc	1,053	65
Carvana Co, Cl A *	554	7
Cheesecake Factory Inc/The	2,627	82
Chipotle Mexican Grill Inc, Cl A *	81	168
Choice Hotels International	641	73
Columbia Sportswear Co	602	44
Darden Restaurants Inc	650	103
Deckers Outdoor Corp *	571	271
Dick's Sporting Goods Inc	1,799	229
Dollarama Inc	4,268	259
DoorDash, Cl A *	31	2
Dowlais Group *	60,063	97
DR Horton Inc	286	31
eBay Inc	5,427	231
Etsy Inc *	427	35
Expedia Group *	485	46
Faurecia	6,028	123
Five Below Inc *	501	86
Floor & Decor Holdings Inc, Cl A *	1,447	132
Ford Motor Co	6,427	77
GameStop, Cl A *	2,112	51
Gap Inc/The	4,895	39
Garmin Ltd	814	84
General Motors Co	12,356	400
Gentex	9,742	256
Genuine Parts	637	95
Goodyear Tire & Rubber Co/The *	5,890	81
Grand Canyon Education *	215	23
H&R Block Inc	2,629	79
Hanesbrands Inc	1,600	7
Hasbro Inc	526	31
Hilton Worldwide Holdings Inc	2,280	310

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Home Depot Inc/The	6,276	$1,779
Hyatt Hotels Corp, Cl A	774	83
Industria de Diseno Textil SA	36,000	1,201
Kohl's Corp	839	15
Lear Corp	411	50
Leggett & Platt	3,003	92
Lithia Motors, Cl A	418	98
Lowe's Cos Inc	9,807	1,973
lululemon athletica Inc *	285	95
Macy's Inc	595	8
Magna International Inc	12,236	592
Marriott International Inc/MD, Cl A	679	114
Marriott Vacations Worldwide	610	75
Mattel Inc *	910	16
McDonald's Corp	368	105
MercadoLibre Inc *	664	823
Midea Group, Cl A	23,400	169
Minor International	768,200	745
Mohawk Industries Inc *	721	66
Monro Inc	9,774	404
Murphy USA	644	178
NIKE Inc, Cl B	10,089	1,062
Nordstrom Inc	1,516	23
Norwegian Cruise Line Holdings Ltd *	2,379	35
NVR *	23	128
Ollie's Bargain Outlet Holdings *	1,782	98
Oppein Home Group, Cl A	21,100	282
O'Reilly Automotive Inc *	141	127
Oxford Industries	1,191	119
Peloton Interactive Inc, Cl A *	1,049	8
Penske Automotive Group	933	129
Petco Health & Wellness, Cl A *	6,097	47
Polaris Inc	549	59
Pool Corp	1,667	527
PulteGroup Inc	48	3
PVH Corp	1,066	92
Ralph Lauren, Cl A	847	90
Ross Stores Inc	16,020	1,660
Royal Caribbean Cruises Ltd *	765	62
Samsonite International SA	169,300	430
Service Corp International/US	1,425	91
Shimano Inc	4,000	627
Six Flags Entertainment *	4,098	105
Sodexo SA	5,654	609
Starbucks Corp	9,115	890
Steven Madden	2,716	85
Tapestry	2,532	101
Tempur Sealy International	2,754	98
Tesla Inc *	9,246	1,886
TJX Cos Inc/The	5,133	394
TopBuild *	485	98
Topgolf Callaway Brands *	2,933	50

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Topsports International Holdings	277,000	$215
Tractor Supply Co	1,428	299
Travel + Leisure	1,185	43
Trip.com Group ADR *	2,629	83
Ulta Beauty Inc *	893	366
Under Armour, Cl A *	4,708	34
Urban Outfitters Inc *	2,117	65
Vail Resorts Inc	213	52
Valvoline Inc	2,446	94
VF Corp	1,652	28
Victoria's Secret *	4,618	94
Wendy's Co/The	2,626	58
Whirlpool	461	60
Williams-Sonoma Inc	555	63
Wingstop Inc	789	157
Wyndham Hotels & Resorts Inc	874	60
YETI Holdings Inc *	1,751	64
Yum! Brands Inc	560	72

		30,175
Consumer Staples — 7.9%
Archer-Daniels-Midland Co	1,290	91
Brown-Forman Corp, Cl B	1,103	68
Bunge Ltd	963	89
Campbell Soup Co	5,858	296
Casey's General Stores Inc	344	78
Clorox Co/The	495	78
Coca-Cola Co/The	29,579	1,765
Colgate-Palmolive Co	7,124	530
Conagra Brands Inc	45,001	1,569
Constellation Brands Inc, Cl A	1,692	411
Costco Wholesale Corp	2,137	1,093
Darling Ingredients *	1,535	97
Diageo PLC	29,784	1,236
Dollar General Corp	9,398	1,890
Dollar Tree Inc *	565	76
Estee Lauder, Cl A	422	78
Flowers Foods Inc	2,694	67
General Mills Inc	7,218	608
Greencore Group PLC *	756,257	751
Hain Celestial Group Inc/The *	2,713	33
Hershey Co/The	1,957	508
Hormel Foods Corp	2,233	85
Ingredion Inc	6,376	667
Inter Parfums	1	—
JM Smucker Co/The	8,121	1,191
Kellogg Co	3,231	216
Keurig Dr Pepper Inc	1,806	56
Kimberly-Clark Corp	2,896	389
Kraft Heinz Co/The	1,549	59
Kroger Co/The	23,362	1,059
Lamb Weston Holdings Inc	1,288	143

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Lancaster Colony	634	$125
McCormick & Co Inc/MD	1,882	161
MGP Ingredients	213	20
Mondelez International Inc, Cl A	25,784	1,893
Nomad Foods Ltd *	28,354	484
PepsiCo Inc	5,949	1,085
Performance Food Group *	132	7
Pernod Ricard SA	6,038	1,301
Pigeon Corp	8,400	119
Sysco Corp	22,682	1,587
Target Corp	1,620	212
TreeHouse Foods Inc *	2,188	104
Tyson Foods Inc, Cl A	6,235	316
Unilever PLC	23,882	1,191
US Foods Holding Corp *	13,632	542
Walgreens Boots Alliance Inc	9,524	289
Walmart	659	97

		24,810
Energy — 4.4%
3R PETROLEUM OLEO E GAS *	2,746	16
Antero Midstream	10,225	104
Antero Resources Corp *	3,254	66
Baker Hughes Co, Cl A	29,228	796
BP PLC ADR	29,443	992
Canadian Natural Resources Ltd	18,278	985
ChampionX	3,756	95
Cheniere Energy Inc	1,728	241
Chesapeake Energy	1,395	105
Chevron Corp	15,633	2,355
Chord Energy	685	98
ConocoPhillips	8,365	831
Coterra Energy	648	15
Devon Energy Corp	6,524	301
Diamondback Energy Inc	1	—
DT Midstream	465	21
Enviva	1,814	16
EOG Resources Inc	6,401	687
EQT Corp	6,571	228
Exxon Mobil Corp	8,227	841
Halliburton Co	5,206	149
Hess Corp	1,868	237
Kinder Morgan Inc/DE	19,664	317
Marathon Oil Corp	9,442	209
Marathon Petroleum Corp	2,427	255
New Fortress Energy, Cl A	2,147	56
Northern Oil and Gas	2,702	81
Occidental Petroleum Corp	1,417	82
ONEOK Inc	2,578	146
Ovintiv	2,331	77
Phillips 66	1,454	133
Pioneer Natural Resources Co	6,814	1,359

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Range Resources Corp	4,108	$112
Schlumberger Ltd	4,621	198
Shell PLC	34,759	957
Shell PLC ADR	5,673	318
Southwestern Energy Co *	15,313	73
Texas Pacific Land	71	93
Valero Energy Corp	1,795	192
Vitesse Energy	329	8
Williams Inc	4,821	138

		13,983
Financials — 14.1%
Affiliated Managers Group Inc	631	88
Affirm Holdings, Cl A *	801	12
Aflac Inc	1,184	76
AGNC Investment Corp ‡	2,829	26
AIA Group Ltd	116,200	1,115
Allfunds Group PLC	12,733	87
Allstate Corp/The	1,314	143
Ally Financial Inc	2,235	60
American Express Co	2,128	337
Ameriprise Financial Inc	1,620	484
Aon PLC, Cl A	1,968	607
Arch Capital Group *	2,300	160
Ares Management, Cl A	1,251	109
Arthur J Gallagher	588	118
Assurant	802	96
Assured Guaranty Ltd	1,974	102
Axis Capital Holdings	1,754	91
Bank of America Corp	46,998	1,306
Bank of Hawaii Corp	618	24
Bank of New York Mellon Corp/The	6,146	247
Bank OZK	9,680	335
Berkshire Hathaway Inc, Cl B *	5,148	1,653
BlackRock Inc, Cl A	797	524
Blackstone	1,004	86
Block, Cl A *	934	56
BOK Financial Corp	794	65
Brighthouse Financial Inc *	2,379	96
Brown & Brown	1,634	102
Capital One Financial Corp	657	68
Carlyle Group	1,855	51
Charles Schwab Corp/The	8,887	468
Chimera Investment Corp ‡	7,819	38
Chubb Ltd	1,561	290
Cincinnati Financial	726	70
Citigroup Inc	41,337	1,832
Citizens Financial Group Inc	14,083	363
City Holding	1,080	93
CME Group Inc, Cl A	2,621	469
CNA Financial Corp	184	7
Cohen & Steers Inc	792	43

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Columbia Banking System	3,656	$73
Comerica Inc	724	26
Commerce Bancshares Inc/MO	1,253	60
Credit Acceptance Corp *	209	93
Cullen/Frost Bankers Inc	599	60
Discover Financial Services	3,821	393
East West Bancorp Inc	1,870	89
Equitable Holdings Inc	4,036	99
Erie Indemnity Co, Cl A	343	73
Euronet Worldwide *	886	99
Evercore Inc, Cl A	786	85
Everest Re Group Ltd	248	84
Eversource Energy	5,900	408
F&G Annuities & Life	512	11
FactSet Research Systems Inc	1,257	484
Fidelity National Financial	2,880	98
Fidelity National Information Services Inc	613	33
Fifth Third Bancorp	1,877	46
First American Financial	1,809	99
First Citizens BancShares, Cl A	16	20
First Hawaiian Inc	1,924	32
First Horizon National Corp	10,810	111
First Interstate BancSystem, Cl A	4,193	92
Fiserv Inc *	689	77
FleetCor Technologies Inc *	370	84
FNB Corp	33,393	367
Franklin Resources Inc	1,707	41
Gjensidige Forsikring	4,629	77
Global Payments Inc	11,762	1,149
Globe Life	1,091	113
Goldman Sachs Group Inc/The	270	87
Hamilton Lane, Cl A	1,565	106
Hanover Insurance Group	687	77
Hartford Financial Services Group Inc/The	4,339	297
HDFC Bank Ltd ADR	8,381	540
Home BancShares Inc/AR	4,004	86
Huntington Bancshares Inc/OH	11,006	113
Independent Bank	1,149	51
ING Groep	58,676	720
Intercontinental Exchange Inc	565	60
Invesco Ltd	3,179	46
Jack Henry & Associates Inc	408	62
Janus Henderson Group PLC	2,562	67
Jefferies Financial Group	2,802	84
JPMorgan Chase & Co	14,570	1,977
KeyCorp	3,317	31
KKR & Co Inc, Cl A	2,511	129
Lincoln National Corp	1,943	41
London Stock Exchange Group PLC	111	12
LPL Financial Holdings	709	138
LVMH Moet Hennessy Louis Vuitton	1,787	1,551
M&T Bank Corp	1,119	133

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
MarketAxess Holdings Inc	311	$85
Marsh & McLennan Cos Inc	9,792	1,696
Mastercard Inc, Cl A	677	247
MetLife Inc	4,026	199
MGIC Investment Corp	7,078	107
Moody's Corp	248	79
Morgan Stanley	9,778	799
Morningstar Inc	253	52
MSCI Inc, Cl A	571	269
Nasdaq Inc	1,761	97
National Bank Holdings, Cl A	3,203	96
NatWest Group PLC	282,630	909
New York Community Bancorp	7,961	82
NN Group NV	22,442	807
Northern Trust Corp	2,012	145
Old National Bancorp	5,074	63
Old Republic International	4,037	99
OneMain Holdings Inc, Cl A	1,860	70
ORIX	111,800	1,901
PacWest Bancorp	5,717	37
Partners Group Holding AG	614	551
PayPal Holdings Inc *	4,618	286
Pinnacle Financial Partners	2,549	124
PNC Financial Services Group Inc/The	2,121	246
Popular Inc	8,265	473
Primerica	683	124
Principal Financial Group Inc	1,152	75
Progressive Corp/The	5,722	732
Prosperity Bancshares Inc	1,900	109
Prudential Financial Inc	5,745	452
Raymond James Financial Inc	1,360	123
Regions Financial Corp	5,506	95
Reinsurance Group of America	1	—
Rithm Capital ‡	9,381	76
Rocket Inc, Cl A *	6,200	50
S&P Global Inc	3,343	1,228
SCB X	196,500	584
SLM Corp	12,309	188
Starwood Property Trust ‡	4,020	71
State Street Corp	18,977	1,291
Stifel Financial	1,841	102
Synchrony Financial	2,944	91
Synovus Financial Corp	5,299	144
T Rowe Price Group Inc	674	72
Tradeweb Markets, Cl A	1,448	97
Travelers Cos Inc/The	433	73
Truist Financial Corp	2,659	81
UniCredit	54,960	1,050
Univest Financial Corp	3,549	63
Unum Group	3,649	159
US Bancorp	8,451	253
UWM Holdings	17,153	88

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Virtu Financial Inc, Cl A	3,660	$64
Visa Inc, Cl A	14,423	3,188
W R Berkley	1,406	78
Webster Financial Corp	5,867	209
Western Alliance Bancorp	2,780	94
Western Union Co	4,919	56
WEX Inc *	324	54
White Mountains Insurance Group	78	106
Willis Towers Watson PLC	1,659	363
Wintrust Financial Corp	1,614	103
Worldline *	5,720	222
Zions Bancorp NA	1,209	33

		44,541
Health Care — 12.5%
Acadia Healthcare Co Inc *	4,280	302
agilon health *	753	15
Align Technology Inc *	210	59
Alnylam Pharmaceuticals Inc *	1,813	335
Amedisys Inc *	873	66
AmerisourceBergen Corp, Cl A	11,554	1,966
Avantor Inc *	19,635	392
Azenta *	9,220	399
Baxter International Inc	11,232	457
BioMarin Pharmaceutical Inc *	3,751	326
Boston Scientific Corp *	15,011	773
Cardinal Health Inc	3,870	319
Certara *	1,816	38
Chemed Corp	1,469	784
Cigna Group	2,116	524
Coloplast, Cl B	7,648	960
ConvaTec Group PLC	517,627	1,301
CVS Health Corp	30,022	2,042
Dechra Pharmaceuticals PLC	22,791	943
Definitive Healthcare, Cl A *	86	1
DENTSPLY SIRONA Inc	4,307	156
DexCom Inc *	5,879	689
Doximity, Cl A *	19	1
Edwards Lifesciences Corp *	8,452	712
Elanco Animal Health Inc *	31,999	261
Elevance Health	1,994	893
Encompass Health Corp	4,007	249
Enhabit *	10,075	108
Enovis *	1,772	93
Envista Holdings Corp *	2,745	88
Exact Sciences Corp *	2,022	165
Exelixis Inc *	13,403	258
Globus Medical Inc, Cl A *	824	45
Guardant Health Inc *	457	13
Henry Schein Inc *	2,467	182
Hologic Inc *	1,306	103
Horizon Therapeutics PLC *	5,701	570

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Hoya	9,900	$1,245
Humana Inc	345	173
ICON PLC *	8,057	1,716
ICU Medical Inc *	171	30
IDEXX Laboratories Inc *	1,521	707
Incyte Corp *	7,222	445
Insulet Corp *	385	106
Integra LifeSciences Holdings Corp *	1,163	44
Intuitive Surgical Inc *	2,721	838
Ionis Pharmaceuticals Inc *	3,796	155
IQVIA Holdings Inc *	3,034	597
Jazz Pharmaceuticals PLC *	7,319	938
Laboratory Corp of America Holdings	513	109
LeMaitre Vascular	2,009	126
Masimo Corp *	645	104
McKesson Corp	2,773	1,084
Medtronic PLC	25,837	2,138
Mettler-Toledo International Inc *	509	673
Mirati Therapeutics Inc *	1,886	70
Molina Healthcare Inc *	1	—
Natera *	4,883	230
Neurocrine Biosciences Inc *	4,676	419
Novocure Ltd *	1,591	114
NuVasive *	1,742	67
Penumbra Inc *	330	101
Premier Inc, Cl A	12,059	302
Prestige Consumer Healthcare *	16,138	924
Quest Diagnostics Inc	2,735	363
QuidelOrtho *	903	77
Repligen Corp *	2,688	451
ResMed Inc	2,818	594
Royalty Pharma PLC, Cl A	12,435	407
Sarepta Therapeutics Inc *	348	43
Seagen Inc *	1,536	301
Sotera Health *	19,148	270
STERIS PLC	4,606	921
Stryker Corp	2,405	663
Syneos Health, Cl A *	9,274	386
Tandem Diabetes Care Inc *	159	4
Teladoc Health Inc *	293	7
Teleflex Inc	1,029	242
TransMedics Group *	3,736	271
United Therapeutics Corp *	2,281	478
US Physical Therapy Inc	80	8
Vaxcyte *	1,946	96
Veeva Systems Inc, Cl A *	1,171	194
Waters Corp *	2,039	512
West Pharmaceutical Services Inc	2,061	690
Zimmer Biomet Holdings Inc	5,327	678
Zoetis Inc, Cl A	9,371	1,528

		39,227

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Industrials — 11.8%
3M Co	4,290	$400
ABM Industries Inc	2,652	117
Acuity Brands	561	85
AECOM	1,218	95
AerCap Holdings NV *	10,135	578
AGCO Corp	675	74
Air Lease Corp, Cl A	6,874	261
Alaska Air Group Inc *	2,479	111
Allegion PLC	536	56
Allison Transmission Holdings Inc	2,275	108
American Airlines Group Inc *	4,404	65
AMETEK Inc	3,249	471
AO Smith Corp	943	60
Armstrong World Industries Inc	1,080	67
Assa Abloy AB, Cl B	45,170	999
Automatic Data Processing Inc	6,209	1,298
AutoStore Holdings *	47,629	100
AZEK, Cl A *	4,183	97
Booz Allen Hamilton Holding, Cl A	1,232	124
Broadridge Financial Solutions Inc	381	56
CACI International, Cl A *	373	112
Carlisle	402	85
Carrier Global	2,640	108
Caterpillar Inc	357	73
Ceridian HCM Holding *	1,194	74
CH Robinson Worldwide Inc	994	94
Cie de Saint-Gobain	15,198	839
Cintas Corp	215	102
Clarivate PLC *	9,578	75
CNH Industrial	62,902	801
Computershare	12,046	174
Concentrix Corp	404	35
Copa Holdings SA, Cl A	1,209	127
Copart Inc *	1,618	142
CoStar Group Inc *	862	68
CSX Corp	4,524	139
Cummins Inc	1,667	341
Deere & Co	1,975	683
Delta Air Lines Inc	12,113	440
Diploma PLC	361	14
Donaldson Co Inc	397	23
Dover Corp	1,366	182
Eaton Corp PLC	5,948	1,046
EMCOR Group	908	150
Emerson Electric Co	1,607	125
Enerpac Tool Group, Cl A	29,470	749
EnPro Industries	1,183	120
ExlService Holdings *	1,082	163
Expeditors International of Washington Inc	896	99
Fastenal Co	1,480	80
FedEx Corp	2,248	490

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Flowserve Corp	1,306	$43
Fortive Corp	627	41
Fortune Brands Home & Security	945	57
FTI Consulting Inc *	918	173
Gates Industrial Corp PLC *	5,238	61
Genpact Ltd	1,375	51
GFL Environmental	19,613	709
Graco Inc	401	31
Harsco *	82,484	698
HEICO Corp	12	2
Hexcel Corp	889	61
Howmet Aerospace	2,891	124
Hubbell Inc, Cl B	100	28
Huron Consulting Group *	270	22
IDEX	425	85
Illinois Tool Works Inc	3,263	714
Ingersoll Rand Inc	1,197	68
Insperity	1,029	114
Intertek Group PLC	4,058	209
ITT	1,117	85
JB Hunt Transport Services Inc	477	80
JetBlue Airways Corp *	6,090	42
Johnson Controls International PLC	9,066	541
Kirby Corp *	2,029	145
Knight-Swift Transportation Holdings Inc, Cl A	1,702	94
Korn Ferry	1,643	77
Landstar System Inc	477	84
Legrand SA	12,026	1,134
Lennox International Inc	194	53
Lincoln Electric Holdings	809	137
Lyft, Cl A *	1,618	15
ManpowerGroup Inc	944	66
Masco Corp	1,719	83
Masonite International *	897	79
MasTec *	946	96
Masterbrand *	945	10
MDU Resources Group Inc	2,166	63
Mercury Systems *	1,569	64
Middleby *	535	71
MSC Industrial Direct Co Inc, Cl A	5,596	503
Nordson Corp	843	184
Norfolk Southern Corp	420	87
nVent Electric PLC	2,436	106
Old Dominion Freight Line	24	7
Oshkosh Corp	1,137	84
Otis Worldwide Corp	5,471	435
Owens Corning	790	84
PACCAR Inc	1,156	80
Parker-Hannifin Corp	356	114
Paychex Inc	550	58
Paycom Software Inc	217	61

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Paylocity Holding Corp *	467	$81
Pentair PLC	1,364	76
Prysmian SpA	1,975	73
Qantas Airways Ltd *	146,476	630
Quanta Services	191	34
RB Global	1,369	71
Regal Beloit Corp	733	95
RELX PLC	49,820	1,551
Republic Services Inc, Cl A	700	99
Rheinmetall	2,246	566
Robert Half International Inc	1,607	104
Rockwell Automation Inc	1,053	293
Rollins Inc	2,023	80
RXO *	1,313	27
Ryder System Inc	2,375	187
Schneider National Inc, Cl B	2,470	64
Science Applications International	1,200	117
Sensata Technologies Holding PLC	6,719	279
Siemens Energy	3,665	93
SiteOne Landscape Supply *	487	67
SMS Co Ltd	24,300	505
Snap-on Inc	657	163
SNC-Lavalin Group	38,282	893
Southwest Airlines Co	1,122	34
Standex International	1,755	239
Stanley Black & Decker Inc	4,972	373
Sunrun Inc *	439	8
Tetra Tech Inc	1,268	174
Timken Co/The	1,209	86
Toro Co/The	721	71
Toromont Industries Ltd	5,172	400
Trane Technologies PLC	3,308	540
TransDigm Group Inc	1,000	774
TransUnion	974	70
Trex Inc *	956	49
UniFirst	449	77
Union Pacific Corp	3,457	666
United Airlines Holdings Inc *	1,164	55
United Parcel Service Inc, Cl B	7,148	1,194
United Rentals Inc	308	103
Univar Solutions Inc *	2,330	83
Verisk Analytics Inc, Cl A	474	104
Waste Connections	4,523	618
Waste Management Inc	3,911	633
Watsco Inc	331	107
WESCO International Inc	964	132
Westinghouse Air Brake Technologies Corp	2,694	250
WillScot Mobile Mini Holdings *	3,052	131
Wolters Kluwer	3,535	402
Woodward Inc	800	84
WW Grainger Inc	2,635	1,710
Xinyi Glass Holdings Ltd	165,000	244

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
XPO Logistics *	1,313	$62
Xylem Inc/NY	5,273	528

		37,237
Information Services — 0.0%
SK Square *	186	7

Information Technology — 21.5%
Accenture PLC, Cl A	4,755	1,455
Adobe Inc *	2,572	1,075
Advanced Micro Devices Inc *	11,910	1,408
Advantest	5,000	641
Akamai Technologies Inc *	5,807	535
Allegro MicroSystems *	3,884	153
Alteryx, Cl A *	1,413	55
Amdocs Ltd	872	82
Amphenol Corp, Cl A	1,822	137
Analog Devices Inc	2,222	395
ANSYS Inc *	247	80
Apple Inc	53,461	9,476
Applied Materials Inc	6,713	895
Arista Networks Inc *	4,432	737
Arrow Electronics Inc *	1,030	130
ASML Holding NV	2,297	1,644
Aspen Technology *	322	53
Atlassian, Cl A *	1	—
Autodesk Inc *	334	67
Avnet Inc	1,907	84
Belden	1,619	142
Bentley Systems, Cl B	2,299	112
Black Knight Inc *	1,137	66
Broadcom Inc	2,039	1,647
Cadence Design Systems Inc *	832	192
CDW Corp	2,530	434
Check Point Software Technologies Ltd *	2,195	274
Ciena Corp *	1,878	88
Cirrus Logic Inc *	1,236	96
Cisco Systems Inc	20,994	1,043
Cloudflare, Cl A *	666	46
Cognex Corp	6,582	362
Cognizant Technology Solutions Corp, Cl A	869	54
Coherent *	2,594	96
Confluent, Cl A *	550	17
Crowdstrike Holdings Inc, Cl A *	110	18
Datadog, Cl A *	1,075	102
Dell Technologies Inc, Cl C	1,116	50
DocuSign Inc, Cl A *	497	28
Dolby Laboratories Inc, Cl A	1,050	87
Dropbox Inc, Cl A *	2,225	51
DXC Technology Co *	2,083	52
Elastic NV *	642	47
Entegris	1,177	124

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
F5 Networks Inc *	506	$75
Fair Isaac *	42	33
First Solar Inc *	1,016	206
Fortinet *	1,010	69
Gartner *	205	70
Gen Digital	2,665	47
Globant SA *	146	27
GoDaddy Inc, Cl A *	7,977	585
Guidewire Software *	1,075	89
Harmonic *	9,616	169
Hewlett Packard Enterprise Co	41,813	603
Hexagon, Cl B	38,002	439
HP Inc	25,412	738
HubSpot Inc *	83	43
Intel Corp	3,429	108
International Business Machines Corp	678	87
Intuit Inc	4,062	1,702
IPG Photonics Corp *	692	76
Jabil Inc	1,280	115
Jamf Holding Corp *	5,590	103
Juniper Networks Inc	15,906	483
Keysight Technologies Inc *	2,282	369
KLA Corp	445	197
Kulicke & Soffa Industries	1,690	89
Lam Research Corp	1,286	793
Lattice Semiconductor Corp *	2,069	168
Littelfuse Inc	331	85
LONGi Green Energy Technology, Cl A	79,444	322
Lotes	3,000	85
Lumentum Holdings *	1,071	57
Manhattan Associates *	64	12
Marvell Technology	11,348	664
Microchip Technology Inc	12,079	909
Micron Technology Inc	17,825	1,216
Microsoft Corp	35,829	11,766
MKS Instruments Inc	668	65
MongoDB Inc, Cl A *	261	77
Monolithic Power Systems Inc	281	138
Motorola Solutions Inc	3,411	962
National Bank of Canada	16,154	1,157
National Instruments Corp	3,105	179
nCino *	762	21
NCR Corp *	1,832	43
NetApp Inc	1,531	102
New Relic Inc *	23	2
Nutanix Inc, Cl A *	3,455	102
NVIDIA Corp	13,177	4,985
Okta Inc, Cl A *	276	25
ON Semiconductor Corp *	1,303	109
Oracle Corp	1,258	133
Palo Alto Networks *	1	—
Procore Technologies *	52	3

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
PTC Inc *	1	$—
Qorvo *	1,086	106
QUALCOMM Inc	7,331	831
RingCentral Inc, Cl A *	199	7
Roper Technologies Inc	173	79
salesforce.com Inc *	5,331	1,191
Samsung Electronics Co Ltd	34,089	1,834
SAP SE	9,459	1,232
ServiceNow Inc *	203	111
Skyworks Solutions Inc	606	63
Smartsheet Inc, Cl A *	1,379	68
Snowflake, Cl A *	867	143
Splunk Inc *	489	49
Synopsys Inc *	73	33
Taiwan Semiconductor Manufacturing Co Ltd ADR	19,085	1,882
TD SYNNEX	404	36
Tech Mahindra Ltd	83,137	1,121
Teledyne Technologies Inc *	241	94
Teradata Corp *	1,199	56
Teradyne Inc	5,413	542
Texas Instruments Inc	4,914	854
Thoughtworks Holding *	10,776	89
Trimble Inc *	1,500	70
Twilio Inc, Cl A *	463	32
Tyler Technologies *	237	94
Ubiquiti	331	54
UiPath, Cl A *	4,862	87
Unity Software *	585	17
Universal Display Corp	975	144
VeriSign Inc *	2,996	669
Viavi Solutions *	6,176	61
VMware Inc, Cl A *	1	—
Vontier Corp	10,767	319
Western Digital Corp *	2,446	95
Wix.com *	336	26
Wolfspeed *	341	16
Workday Inc, Cl A *	1,592	338
Zebra Technologies, Cl A *	677	178
Zoom Video Communications, Cl A *	186	12
Zscaler Inc *	487	66

		67,731
Materials — 3.5%
Air Products and Chemicals Inc	2,611	703
Albemarle	467	90
Alcoa Corp	4,724	150
Amcor PLC	8,591	83
AptarGroup Inc	1,090	123
Ardagh Metal Packaging	19,120	69
Avery Dennison Corp	548	88
Axalta Coating Systems Ltd *	19,933	578

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Ball Corp	927	$47
Cabot Corp	1,164	80
Celanese, Cl A	707	74
CF Industries Holdings Inc	2,717	167
Chemours	3,046	81
Cleveland-Cliffs *	4,585	64
Crown Holdings Inc	3,878	296
Dow Inc	975	48
DuPont de Nemours Inc	10,129	681
Eastman Chemical Co	4,713	363
Ecolab Inc	466	77
Element Solutions	5,641	101
FMC Corp	524	54
Freeport-McMoRan Inc	5,276	181
Graphic Packaging Holding	4,953	118
Huntsman Corp	4,477	106
Ingevity *	1,326	63
Innospec	1,185	109
International Flavors & Fragrances Inc	737	57
International Paper Co	1,238	36
Linde	2,451	867
Livent Corp *	15,731	363
Louisiana-Pacific	1,691	99
LyondellBasell Industries NV, Cl A	607	52
Martin Marietta Materials	1,672	665
Mosaic Co/The	4,600	147
NewMarket Corp	145	56
Newmont Corp	14,973	607
Nucor Corp	870	115
O-I Glass Inc, Cl I *	8,446	175
Packaging Corp of America	655	81
PPG Industries Inc	510	67
Quaker Chemical Corp	241	46
Reliance Steel & Aluminum Co	3,145	738
Resonac Holdings	77,100	1,177
Royal Gold Inc	466	58
Scotts Miracle-Gro	796	50
Sherwin-Williams Co/The	2,735	623
Sonoco Products Co	903	54
SSR Mining	5,467	81
Steel Dynamics Inc	1,777	163
United States Steel Corp	4,118	86
Vulcan Materials Co	363	71
Westrock Co	1,448	41

		11,169
Real Estate — 2.3%
Alexandria Real Estate Equities Inc ‡	322	37
American Homes 4 Rent, Cl A ‡	2,436	83
American Tower Corp ‡	3,377	623
Americold Realty Trust ‡	2,617	77
AvalonBay Communities Inc ‡	909	158

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Boston Properties Inc ‡	2,949	$144
Brixmor Property Group ‡	4,961	99
CBRE Group Inc, Cl A *	5,245	393
China Resources Land	172,000	644
Corporate Office Properties Trust ‡	3,768	86
Cousins Properties ‡	2,645	53
Crown Castle Inc ‡	4,114	466
CubeSmart ‡	1,472	65
Digital Realty Trust Inc ‡	437	45
EastGroup Properties ‡	635	104
Equinix Inc ‡	654	488
Equity LifeStyle Properties ‡	1,548	98
Equity Residential ‡	780	47
Essex Property Trust Inc ‡	187	40
Extra Space Storage Inc ‡	438	63
Federal Realty Investment Trust ‡	402	35
First Industrial Realty Trust ‡	1,730	90
Gaming and Leisure Properties Inc ‡	17	1
Healthpeak Properties Inc ‡	3,935	79
Highwoods Properties ‡	2,287	47
Host Hotels & Resorts Inc ‡	9,310	155
Howard Hughes Corp/The *	411	31
Hudson Pacific Properties	3,556	17
Iron Mountain Inc ‡	1,533	82
JBG SMITH Properties ‡	3,147	45
Jones Lang LaSalle Inc *	410	58
Kennedy-Wilson Holdings Inc	2,346	36
Kilroy Realty Corp ‡	811	22
Kimco Realty Corp ‡	2,506	46
Lamar Advertising, Cl A ‡	862	77
Life Storage Inc ‡	829	106
Mid-America Apartment Communities ‡	482	71
National Retail Properties Inc ‡	993	42
Opendoor Technologies *	14,792	39
Prologis Inc ‡	6,809	848
Public Storage ‡	298	84
Rayonier ‡	2,788	82
Realty Income Corp ‡	1,634	97
Regency Centers Corp ‡	826	46
SBA Communications Corp, Cl A ‡	1,053	234
Simon Property Group Inc ‡	566	59
SL Green Realty ‡	583	13
STAG Industrial ‡	3,653	127
Terreno Realty ‡	1,746	107
UDR Inc ‡	2,288	91
Ventas Inc ‡	1,890	82
VICI Properties, Cl A ‡	3,472	107
Vornado Realty Trust Co ‡	765	10
Welltower Inc ‡	1,829	136
Weyerhaeuser Co ‡	2,954	85

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Zillow Group, Cl C *	1,894	$86

		7,186
Utilities — 2.3%
AES Corp/The	4,013	79
Alliant Energy Corp	1,828	94
Ameren Corp	786	64
American Electric Power Co Inc	1,847	154
American Water Works Co Inc	2,358	341
Atmos Energy Corp	622	72
Avangrid Inc	2,174	82
Brookfield Infrastructure, Cl A	2,267	104
Brookfield Renewable, Cl A	3,044	102
CenterPoint Energy Inc	3,540	100
CMS Energy Corp	5,948	345
Consolidated Edison Inc	3,038	283
CPFL Energia SA	87,855	521
Dominion Energy Inc	1,583	80
DTE Energy Co	931	100
Duke Energy Corp	2,448	219
Edison International	7,451	503
Entergy Corp	595	58
Essential Utilities Inc	1,211	49
Evergy Inc	833	48
Exelon Corp	15,856	629
FirstEnergy Corp	9,890	370
Hawaiian Electric Industries Inc	1,502	54
IDACORP	994	103
NextEra Energy Inc	9,701	713
NiSource Inc	1,440	39
NRG Energy Inc	8,918	301
OGE Energy	2,708	96
Pinnacle West Capital Corp	566	44
PPL Corp	23,068	604
Public Service Enterprise Group Inc	1,678	100
Sempra Energy	466	67
Spire	1,521	98
UGI Corp	1,904	53
Vistra Energy Corp	2,937	70
WEC Energy Group Inc	737	64

Description	Shares	Market Value ($ Thousands)
COMMON STOCK (continued)
Xcel Energy Inc	6,735	$440

		7,243
Total Common Stock
(Cost $249,755) ($ Thousands)		305,712

EXCHANGE TRADED FUND — 0.2%

iShares MSCI ACWI ex US ETF	13,599	650

Total Exchange Traded Fund
(Cost $674) ($ Thousands)		650

FOREIGN COMMON STOCK — 0.1%

Denmark — 0.1%
Danske Bank	10,472	213

Total Foreign Common Stock
(Cost $224) ($ Thousands)		213

	Number of Rights
RIGHTS — 0.0%
United States — 0.0%
Abiomed Inc *‡‡	297	–
Total Rights
(Cost $—) ($ Thousands)		–

	Shares
CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.910%**†	6,172,910	6,173

Total Cash Equivalent
(Cost $6,173) ($ Thousands)		6,173

Total Investments in Securities — 99.3%
(Cost $256,826) ($ Thousands)		$312,748

A list of the open futures contracts held by the Fund at May 31, 2023, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
Russell 2000 Index E-MINI	9	Jun-2023	$797	$788	$(9)
S&P 500 Index E-MINI	27	Jun-2023	5,533	5,657	124
			$6,330	$6,445	$115

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Equity Fund (Concluded)

Percentages are based on Net Assets of $315,090 ($ Thousands).
*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of May 31, 2023.
†	Investment in Affiliated Security.
‡	Real Estate Investment Trust.
‡‡	Expiration date not available.

ACWI – All Country World Index
ADR — American Depositary Receipt
Cl — Class
ETF – Exchange Traded Fund
MSCI – Morgan Stanley Capital International
Ltd. — Limited
PLC — Public Limited Company
S&P— Standard & Poor's

The following is a summary of the Fund’s transactions with affiliates for the period ended May 31, 2023 ($ Thousands):

Security Description	Value 2/28/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 5/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$ 4,801	$ 5,863	$ (4,491)	$ —	$ —	$ 6,173	$ 57	$ —

Amounts designated as “—” are either $0 or have been rounded to $0.

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES — 35.9%
Agency Mortgage-Backed Obligations — 26.4%
FHLMC
6.500%, 02/01/2053	$97	$99
6.000%, 03/01/2035 to 03/01/2053	477	492
5.500%, 04/01/2030 to 05/01/2053	266	267
5.000%, 06/01/2041 to 01/01/2053	429	426
4.500%, 06/01/2038 to 11/01/2052	588	580
4.000%, 07/01/2037 to 02/01/2053	742	714
3.500%, 04/01/2033 to 06/01/2052	1,679	1,571
3.000%, 09/01/2036 to 09/01/2050	2,346	2,124
2.500%, 01/01/2050 to 05/01/2052	4,975	4,296
2.000%, 09/01/2041 to 11/01/2051	2,555	2,131
1.500%, 11/01/2040 to 03/01/2052	501	406
FHLMC ARM
3.984%, ICE LIBOR USD 12 Month + 1.597%, 06/01/2047(A)	111	111
3.976%, ICE LIBOR USD 12 Month + 1.625%, 10/01/2046(A)	232	232
3.098%, ICE LIBOR USD 12 Month + 1.621%, 02/01/2050(A)	70	67
3.006%, ICE LIBOR USD 12 Month + 1.628%, 11/01/2048(A)	52	49
2.877%, ICE LIBOR USD 12 Month + 1.619%, 11/01/2047(A)	58	56
FHLMC CMO, Ser 2014-328, Cl S4, IO
0.074%, 02/15/2038(A)	21	1
FHLMC CMO, Ser 2014-4415, Cl IO, IO
0.212%, 04/15/2041(A)	92	4
FHLMC CMO, Ser 2015-4494, Cl AI, IO
0.124%, 11/15/2038(A)	95	4
FHLMC CMO, Ser 2018-4813, Cl CJ
3.000%, 08/15/2048	14	13
FHLMC CMO, Ser 2020-5010, Cl JI, IO
2.500%, 09/25/2050	81	13
FHLMC CMO, Ser 2020-5018, Cl MI, IO
2.000%, 10/25/2050	85	11
FHLMC CMO, Ser 2021-5071, Cl IH, IO
2.500%, 02/25/2051	85	9
FHLMC CMO, Ser 2022-5224, Cl HL
4.000%, 04/25/2052	200	186
FHLMC CMO, Ser 2022-5230, Cl PE
2.000%, 12/25/2051	100	79
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1517, Cl X1, IO
1.323%, 07/25/2035(A)	235	26
FHLMC Multifamily Structured Pass-Through Certificates, Ser 1519, Cl X1, IO
0.597%, 12/25/2035(A)	2,068	98
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl M2
6.838%, ICE LIBOR USD 1 Month + 1.700%, 01/25/2050(A)(B)	39	39

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC STACR Remic Trust, Ser 2020-DNA1, Cl B1
7.438%, ICE LIBOR USD 1 Month + 2.300%, 01/25/2050(A)(B)	$180	$177
FHLMC STACR REMIC Trust, Ser 2022-DNA6, Cl M1A
7.123%, SOFR30A + 2.150%, 09/25/2042(A)(B)	101	101
FNMA
6.500%, 01/01/2053	96	99
5.500%, 08/01/2049	238	243
5.000%, 07/01/2052 to 02/01/2053	908	906
4.500%, 07/01/2033 to 01/01/2059	2,048	2,023
4.197%, ICE LIBOR USD 12 Month + 1.587%, 04/01/2047(A)	132	131
4.000%, 01/01/2037 to 06/01/2057	3,299	3,159
3.800%, 06/01/2030	100	99
3.500%, 12/01/2034 to 06/01/2052	3,205	2,985
3.450%, 03/01/2029	19	18
3.250%, 05/01/2029	19	18
3.160%, 05/01/2029	19	18
3.000%, 11/01/2034 to 03/01/2052	4,875	4,421
2.930%, 06/01/2030	38	35
2.810%, 04/01/2025	40	38
2.500%, 04/01/2035 to 07/01/2061	6,789	5,919
2.150%, 02/01/2032(A)	80	67
2.000%, 03/01/2041 to 03/01/2052	4,065	3,380
1.500%, 03/01/2051	77	60
FNMA TBA
5.000%, 06/01/2038	300	296
4.500%, 06/15/2053	600	581
4.000%, 06/15/2053	200	189
3.500%, 06/15/2053	100	92
2.500%, 06/15/2053	900	769
FNMA, Ser 2014-6, Cl Z
2.500%, 02/25/2044	126	107
FNMA, Ser 2015-55, Cl IO, IO
0.309%, 08/25/2055(A)	86	3
FNMA, Ser 2015-56, Cl AS, IO
1.012%, 08/25/2045(A)	121	14
FNMA, Ser 2020-56, Cl AQ
2.000%, 08/25/2050	200	157
FNMA, Ser 2020-96, Cl IN, IO
3.000%, 01/25/2051	160	25
FNMA, Ser 2020-97, Cl AI, IO
2.000%, 01/25/2051	533	67
GNMA
5.000%, 11/20/2048	16	16
4.500%, 01/15/2042 to 02/20/2050	726	722
4.000%, 08/15/2045 to 04/20/2050	322	311
3.500%, 04/20/2046 to 02/20/2052	603	564
3.000%, 09/15/2042 to 04/20/2052	743	672

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
2.500%, 03/20/2051 to 09/20/2051	$526	$459
GNMA CMO, Ser 2007-51, Cl SG, IO
1.432%, 08/20/2037(A)	6	–
GNMA CMO, Ser 2012-34, Cl SA, IO
0.902%, 03/20/2042(A)	70	8
GNMA CMO, Ser 2012-43, Cl SN, IO
1.495%, 04/16/2042(A)	55	7
GNMA CMO, Ser 2012-H27, Cl AI, IO
1.685%, 10/20/2062(A)	34	1
GNMA CMO, Ser 2014-118, Cl HS, IO
1.052%, 08/20/2044(A)	115	13
GNMA CMO, Ser 2020-123, Cl NI, IO
2.500%, 08/20/2050	78	11
GNMA CMO, Ser 2020-160, Cl YI, IO
2.500%, 10/20/2050	81	10
GNMA CMO, Ser 2020-175, Cl GI, IO
2.000%, 11/20/2050	77	8
GNMA CMO, Ser 2020-H09, Cl FL
4.340%, ICE LIBOR USD 1 Month + 1.150%, 05/20/2070(A)	63	62
GNMA CMO, Ser 2021-176, Cl IN, IO
2.500%, 10/20/2051	273	35
GNMA CMO, Ser 2021-57, Cl BI, IO
3.000%, 03/20/2051	366	51
GNMA CMO, Ser 2021-96, Cl VI, IO
2.500%, 06/20/2051	268	35
GNMA CMO, Ser 2022-139, Cl AL
4.000%, 07/20/2051	100	94
GNMA CMO, Ser 2022-189, Cl PT
2.500%, 10/20/2051	97	81
GNMA CMO, Ser 2022-63, Cl LM
3.500%, 10/20/2050	100	85
GNMA TBA
3.500%, 06/15/2041	200	185
3.000%, 06/15/2053	400	360
GNMA, Ser 103, Cl AD
1.450%, 01/16/2063	118	92
GNMA, Ser 113, Cl Z
2.000%, 09/16/2061	611	398
GNMA, Ser 2020-178, Cl IO, IO
1.422%, 10/16/2060(A)	1,131	99
GNMA, Ser 3, Cl IO, IO
0.640%, 02/16/2061(A)	293	15

		44,695
Non-Agency Mortgage-Backed Obligations — 9.5%
BANK, Ser 2019-BNK21, Cl XA, IO
0.840%, 10/17/2052(A)	4,050	166
BANK, Ser 2017-BNK8, Cl XA, IO
0.712%, 11/15/2050(A)	1,358	35
BBCCRE Trust, Ser 2015-GTP, Cl D
4.563%, 08/10/2033(A)(B)	140	113

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-AC6, Cl A1
5.750%, 11/25/2034(C)	$47	$40
Benchmark Mortgage Trust, Ser 2019-B17, Cl A2
2.211%, 03/15/2053	395	368
Benchmark Mortgage Trust, Ser 2020-B22, Cl ASB
1.731%, 01/15/2054	474	403
BRAVO Residential Funding Trust, Ser 2022-NQM3, Cl A1
5.108%, 07/25/2062(A)(B)	174	170
BX Commercial Mortgage Trust, Ser 2019-XL, Cl A
6.094%, TSFR1M + 1.034%, 10/15/2036(A)(B)	360	358
BX Commercial Mortgage Trust, Ser VOLT, Cl A
5.807%, ICE LIBOR USD 1 Month + 0.700%, 09/15/2036(A)(B)	287	277
BX Mortgage Trust, Ser 2022-MVRK, Cl A
6.524%, TSFR1M + 1.467%, 03/15/2039(A)(B)	170	167
BXP Trust, Ser 2017-CQHP, Cl A
5.957%, ICE LIBOR USD 1 Month + 0.850%, 11/15/2034(A)(B)	190	183
Chevy Chase Funding Mortgage-Backed Certificates, Ser 2004-2A, Cl A1
5.408%, ICE LIBOR USD 1 Month + 0.270%, 05/25/2035(A)(B)	41	39
Citigroup Commercial Mortgage Trust, Ser 2019-C7, Cl XA, IO
0.864%, 12/15/2072(A)	1,072	45
COMM Mortgage Trust, Ser 2013-CR6, Cl B
3.397%, 03/10/2046(B)	47	41
COMM Mortgage Trust, Ser 2015-CR24, Cl AM
4.028%, 08/10/2048(A)	90	84
COMM Mortgage Trust, Ser 2015-CR26, Cl A4
3.630%, 10/10/2048	417	396
Credit Suisse Mortgage Capital Certificates, Ser 2019-ICE4, Cl F
7.757%, ICE LIBOR USD 1 Month + 2.650%, 05/15/2036(A)(B)	190	185
CSAIL Commercial Mortgage Trust, Ser 2015-C2, Cl AS
3.849%, 06/15/2057(A)	210	197
CSMC Trust, Ser 2017-TIME, Cl A
3.646%, 11/13/2039(B)	100	85
CSMC Trust, Ser 2018-J1, Cl A2
3.500%, 02/25/2048(A)(B)	128	115

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
EverBank Mortgage Loan Trust, Ser 2018-1, Cl A22
3.500%, 02/25/2048(A)(B)	$36	$32
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2023-DNA2, Cl M1A
7.081%, SOFR30A + 2.100%, 04/25/2043(A)(B)	155	156
Flagstar Mortgage Trust, Ser 2021-6INV, Cl A4
2.500%, 08/25/2051(A)(B)	532	431
Flagstar Mortgage Trust, Ser 2021-8INV, Cl A3
2.500%, 09/25/2051(A)(B)	239	193
FNMA Connecticut Avenue Securities, Ser 2014-C02, Cl 1M2
7.738%, ICE LIBOR USD 1 Month + 2.600%, 05/25/2024(A)	86	86
FNMA or FHLMC TBA
6.500%, 06/01/2037	100	102
6.000%, 06/01/2037	100	101
5.500%, 06/12/2037	300	300
FRESB Mortgage Trust, Ser 2019-SB63, Cl A5H
2.550%, 02/25/2039(A)	194	189
GNMA
6.000%, 03/20/2053	99	101
5.500%, 11/20/2052	99	99
5.000%, 01/20/2049	15	15
4.500%, 08/20/2048 to 09/20/2052	499	487
4.000%, 03/20/2048 to 03/20/2053	336	321
3.500%, 04/20/2052 to 12/20/2052	288	267
3.000%, 05/20/2051 to 12/20/2052	334	301
2.500%, 10/20/2051 to 02/20/2053	1,085	949
2.000%, 02/20/2051 to 07/20/2051	684	582
GNMA TBA
5.000%, 06/15/2040	800	790
2.500%, 06/15/2053	200	175
GS Mortgage Securities II, Ser 2018-SRP5, Cl A
6.907%, ICE LIBOR USD 1 Month + 1.800%, 09/15/2031(A)(B)	171	139
GS Mortgage Securities Trust, Ser 2006-GG8, Cl AJ
5.622%, 11/10/2039	–	–
GS Mortgage Securities Trust, Ser 2018-SRP5, Cl B
8.107%, ICE LIBOR USD 1 Month + 3.000%, 09/15/2031(A)(B)	171	87
GS Mortgage Securities Trust, Ser 2020-GSA2, Cl AAB
1.662%, 12/12/2053	260	225

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
GS Mortgage-Backed Securities Trust, Ser 2020-INV1, Cl A14
2.929%, 10/25/2050(A)(B)	$130	$111
ILPT Commercial Mortgage Trust, Ser 2022-LPF2, Cl A
7.304%, TSFR1M + 2.245%, 10/15/2039(A)(B)	160	160
Impac CMB Trust, Ser 2005-4, Cl 1M1
5.783%, ICE LIBOR USD 1 Month + 0.430%, 05/25/2035(A)	21	20
Impac Secured Assets Trust, Ser 2006-2, Cl 2M3
6.788%, ICE LIBOR USD 1 Month + 1.650%, 08/25/2036(A)	21	21
JPMDB Commercial Mortgage Securities Trust, Ser 2017-C7, Cl XA, IO
0.831%, 10/15/2050(A)	1,329	37
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2018-PHH, Cl F
8.417%, ICE LIBOR USD 1 Month + 3.310%, 06/15/2035(A)(B)	250	49
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2020-MKST, Cl F
8.207%, ICE LIBOR USD 1 Month + 3.100%, 12/15/2036(A)(B)	170	47
JPMorgan Mortgage Trust, Ser 2005-S2, Cl 2A15
6.000%, 09/25/2035	86	65
JPMorgan Mortgage Trust, Ser 2018-5, Cl A1
3.500%, 10/25/2048(A)(B)	16	14
JPMorgan Mortgage Trust, Ser 2020-3, Cl A3A
3.000%, 08/25/2050(A)(B)	69	59
KKR Industrial Portfolio Trust, Ser 2021-KDIP, Cl A
5.724%, TSFR1M + 0.664%, 12/15/2037(A)(B)	99	98
Metlife Securitization Trust, Ser 2020-INV1, Cl A2A
2.500%, 05/25/2050(A)(B)	91	75
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C17, Cl A4
3.443%, 08/15/2047	217	211
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2015-C23, Cl B
4.139%, 07/15/2050(A)	100	92
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2016-C32, Cl ASB
3.514%, 12/15/2049	208	201

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Morgan Stanley Capital I Trust, Ser 2007-IQ16, Cl AJ
6.079%, 12/12/2049(A)	$14	$7
Morgan Stanley Capital I Trust, Ser 2019-BPR, Cl A
7.007%, ICE LIBOR USD 1 Month + 1.650%, 05/15/2036(A)(B)	110	106
MSCG Trust, Ser 2015-ALDR, Cl A2
3.462%, 06/07/2035(A)(B)	110	101
Natixis Commercial Mortgage Securities Trust, Ser 2019-FAME, Cl A
3.047%, 08/15/2036(B)	110	97
New Residential Mortgage Loan Trust, Ser 2017-3A, Cl A1
4.000%, 04/25/2057(A)(B)	113	107
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B1
4.000%, 09/25/2059(A)(B)	197	182
New Residential Mortgage Loan Trust, Ser 2019-6A, Cl B2
4.250%, 09/25/2059(A)(B)	197	181
New Residential Mortgage Loan Trust, Ser 2019-NQM4, Cl A1
2.492%, 09/25/2059(A)(B)	40	36
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A4
6.138%, 03/25/2047(C)	100	94
OBX Trust, Ser 2022-NQM1, Cl A2
3.001%, 11/25/2061(A)(B)	120	86
OBX Trust, Ser 2022-NQM6, Cl A1
4.700%, 07/25/2062(B)(C)	168	163
PRKCM Trust, Ser 2022-AFC1, Cl A1A
4.100%, 04/25/2057(A)(B)	92	87
Residential Mortgage Loan Trust, Ser 2019-3, Cl A1
2.633%, 09/25/2059(A)(B)	9	9
Seasoned Credit Risk Transfer Trust CMO, Ser 2018-1, Cl MA
3.000%, 05/25/2057	177	164
Seasoned Credit Risk Transfer Trust CMO, Ser 2022-1, Cl MAU
3.250%, 11/25/2061	318	292
Seasoned Credit Risk Transfer Trust CMO, Ser 2022-2, Cl MA
3.000%, 04/25/2062	249	225
Seasoned Credit Risk Transfer Trust, Ser 2018-3, Cl MA
3.349%, 08/25/2057(A)	164	155
Seasoned Credit Risk Transfer Trust, Ser 2018-4, Cl MA
3.500%, 03/25/2058	226	214

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Seasoned Credit Risk Transfer Trust, Ser 2019-2, Cl MA
3.500%, 08/25/2058	$272	$257
Seasoned Credit Risk Transfer Trust, Ser 2020-2, Cl MA
2.000%, 11/25/2059	140	125
Seasoned Credit Risk Transfer Trust, Ser 2020-3, Cl MA
2.000%, 05/25/2060	126	112
Seasoned Credit Risk Transfer Trust, Ser 2021-1, Cl MA
2.000%, 09/25/2060	194	171
Sequoia Mortgage Trust, Ser 2021-1, Cl A1
2.500%, 03/25/2051(A)(B)	320	260
SMRT, Ser 2022-MINI, Cl D
7.010%, TSFR1M + 1.950%, 01/15/2039(A)(B)	110	103
SREIT Trust, Ser 2021-MFP2, Cl A
5.929%, ICE LIBOR USD 1 Month + 0.822%, 11/15/2036(A)(B)	110	107
UBS Commercial Mortgage Trust, Ser 2018-C13, Cl ASB
4.241%, 10/15/2051	532	510
UMBS TBA
2.000%, 06/15/2053	600	493
WaMu Mortgage Pass-Through Certificates Trust, Ser 2005-AR6, Cl 2A1A
5.598%, ICE LIBOR USD 1 Month + 0.460%, 04/25/2045(A)	103	100
Wells Fargo Commercial Mortgage Trust, Ser 2015-C28, Cl AS
3.872%, 05/15/2048(A)	270	256
WFRBS Commercial Mortgage Trust, Ser 2014-C24, Cl A5
3.607%, 11/15/2047	442	424

		16,079
Total Mortgage-Backed Securities
(Cost $65,894) ($ Thousands)		60,774

CORPORATE OBLIGATIONS — 31.0%
Communication Services — 3.6%
AT&T
6.334%, ICE LIBOR USD 3 Month + 1.180%, 06/12/2024 (A)	462	466
5.350%, 09/01/2040	21	20
4.500%, 03/09/2048	39	33
4.350%, 03/01/2029	120	116
4.350%, 06/15/2045	20	17
3.650%, 09/15/2059	32	22

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.550%, 09/15/2055	$10	$7
3.500%, 06/01/2041	151	115
3.500%, 09/15/2053	30	21
2.550%, 12/01/2033	399	314
2.300%, 06/01/2027	60	54
2.250%, 02/01/2032	50	40
1.650%, 02/01/2028	60	52
CCO Holdings
4.750%, 02/01/2032 (B)	100	80
4.500%, 05/01/2032	100	78
4.500%, 06/01/2033 (B)	20	16
Charter Communications Operating
6.484%, 10/23/2045	20	18
6.384%, 10/23/2035	580	561
5.750%, 04/01/2048	90	75
5.500%, 04/01/2063	30	23
5.375%, 04/01/2038	10	8
5.375%, 05/01/2047	10	8
5.125%, 07/01/2049	10	8
5.050%, 03/30/2029	40	38
4.908%, 07/23/2025	30	30
4.800%, 03/01/2050	30	22
4.400%, 04/01/2033	150	130
3.500%, 03/01/2042	10	7
Comcast
4.250%, 10/15/2030	130	126
4.150%, 10/15/2028	40	39
4.049%, 11/01/2052	150	123
4.000%, 08/15/2047	10	8
4.000%, 03/01/2048	10	8
3.999%, 11/01/2049	10	8
3.969%, 11/01/2047	90	74
3.950%, 10/15/2025	70	69
3.750%, 04/01/2040	20	17
3.450%, 02/01/2050	40	30
3.400%, 04/01/2030	20	19
3.400%, 07/15/2046	10	8
3.375%, 08/15/2025	60	58
3.300%, 04/01/2027	190	181
3.150%, 03/01/2026	20	19
2.937%, 11/01/2056	27	17
2.887%, 11/01/2051	254	167
2.800%, 01/15/2051	40	26
2.350%, 01/15/2027	260	241
DISH DBS
5.750%, 12/01/2028 (B)	30	22
5.250%, 12/01/2026 (B)	40	31
Fox
5.476%, 01/25/2039	70	65
Sprint Spectrum
4.738%, 03/20/2025 (B)	115	114

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Take-Two Interactive Software
3.700%, 04/14/2027	$290	$277
Telefonica Emisiones SAU
5.213%, 03/08/2047	150	127
T-Mobile USA
4.500%, 04/15/2050	50	43
3.875%, 04/15/2030	130	121
3.750%, 04/15/2027	10	10
3.500%, 04/15/2025	150	145
3.500%, 04/15/2031	80	71
3.400%, 10/15/2052	30	21
3.375%, 04/15/2029	20	18
3.000%, 02/15/2041	10	7
2.875%, 02/15/2031	20	17
2.625%, 02/15/2029	30	26
2.550%, 02/15/2031	20	17
2.250%, 02/15/2026	10	9
2.250%, 11/15/2031	10	8
Verizon Communications
5.500%, 03/16/2047	6	6
5.250%, 03/16/2037	20	20
4.862%, 08/21/2046	30	27
4.500%, 08/10/2033	180	170
4.329%, 09/21/2028	300	292
4.125%, 08/15/2046	30	25
4.000%, 03/22/2050	30	24
3.400%, 03/22/2041	10	8
3.150%, 03/22/2030	30	27
3.000%, 03/22/2027	10	9
2.875%, 11/20/2050	10	6
2.650%, 11/20/2040	70	48
2.625%, 08/15/2026	10	9
2.550%, 03/21/2031	90	75
2.355%, 03/15/2032	93	75
2.100%, 03/22/2028	30	26
1.750%, 01/20/2031	130	103
Warnermedia Holdings
6.412%, 03/15/2026	30	30
5.141%, 03/15/2052	255	199
5.050%, 03/15/2042	10	8
4.279%, 03/15/2032	140	122
4.054%, 03/15/2029	20	18
3.755%, 03/15/2027	20	19

		6,112

Consumer Discretionary — 2.7%
Amazon.com
4.950%, 12/05/2044	157	158
4.250%, 08/22/2057	10	9
4.100%, 04/13/2062	374	316
4.050%, 08/22/2047	30	27
3.875%, 08/22/2037	230	211

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.600%, 04/13/2032	$110	$103
3.450%, 04/13/2029	20	19
3.300%, 04/13/2027	10	10
3.150%, 08/22/2027	50	48
3.100%, 05/12/2051	120	88
2.100%, 05/12/2031	20	17
1.500%, 06/03/2030	30	25
1.200%, 06/03/2027	60	53
Cox Communications
3.350%, 09/15/2026 (B)	231	219
CSC Holdings
4.500%, 11/15/2031 (B)	200	139
Element Fleet Management
1.600%, 04/06/2024 (B)	491	471
Ford Motor
6.100%, 08/19/2032	30	28
4.750%, 01/15/2043	20	15
3.250%, 02/12/2032	30	23
Ford Motor Credit
4.950%, 05/28/2027	230	215
4.000%, 11/13/2030	200	168
2.900%, 02/10/2029	220	179
General Motors
6.250%, 10/02/2043	50	47
6.125%, 10/01/2025	20	20
5.600%, 10/15/2032	10	10
5.150%, 04/01/2038	20	18
General Motors Financial
2.400%, 10/15/2028	553	470
Hilton Domestic Operating
5.750%, 05/01/2028 (B)	20	19
5.375%, 05/01/2025 (B)	30	30
Home Depot
3.625%, 04/15/2052	80	62
3.350%, 04/15/2050	70	52
3.300%, 04/15/2040	198	159
3.250%, 04/15/2032	100	91
2.700%, 04/15/2030	20	18
2.500%, 04/15/2027	30	28
Lennar
5.000%, 06/15/2027	10	10
4.750%, 11/29/2027	20	19
4.500%, 04/30/2024	20	20
Lowe's
5.625%, 04/15/2053	245	239
5.000%, 04/15/2040	53	49
4.500%, 04/15/2030	20	20
3.700%, 04/15/2046	96	72
NIKE
3.375%, 03/27/2050	50	40
3.250%, 03/27/2040	10	8
2.750%, 03/27/2027	20	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
2.400%, 03/27/2025	$30	$29
Nissan Motor
3.522%, 09/17/2025 (B)	200	186
Target
2.250%, 04/15/2025	40	38
Time Warner Cable
7.300%, 07/01/2038	90	92
6.550%, 05/01/2037	10	9
Time Warner Cable Enterprises
8.375%, 07/15/2033	50	55
University of Miami
4.063%, 04/01/2052	189	159
VOC Escrow
5.000%, 02/15/2028 (B)	30	27

		4,656

Consumer Staples — 1.1%
Anheuser-Busch
4.900%, 02/01/2046	618	587
3.650%, 02/01/2026	20	19
Anheuser-Busch InBev Worldwide
5.550%, 01/23/2049	20	21
4.600%, 04/15/2048	8	7
4.350%, 06/01/2040	50	46
4.000%, 04/13/2028	20	20
3.500%, 06/01/2030	20	19
Cargill
1.375%, 07/23/2023 (B)	30	30
Coca-Cola
3.375%, 03/25/2027	20	20
2.600%, 06/01/2050	20	14
1.450%, 06/01/2027	40	36
Constellation Brands
4.750%, 11/15/2024	80	80
4.350%, 05/09/2027	20	20
3.600%, 05/09/2024	30	29
Costco Wholesale
1.600%, 04/20/2030	40	33
1.375%, 06/20/2027	70	63
CVS Health
5.125%, 07/20/2045	60	55
3.875%, 07/20/2025	18	17
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	316	335
6.036%, 12/10/2028	147	148
Hershey
0.900%, 06/01/2025	10	9
Kraft Heinz Foods
5.500%, 06/01/2050	10	10
5.200%, 07/15/2045	20	19
4.875%, 10/01/2049	20	18
4.375%, 06/01/2046	10	8

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 03/01/2031	$10	$10
Mars
3.200%, 04/01/2030 (B)	10	9
2.700%, 04/01/2025 (B)	30	29
Mondelez International
1.500%, 05/04/2025	70	66
PepsiCo
2.875%, 10/15/2049	20	15
1.625%, 05/01/2030	20	16

		1,808

Energy — 3.7%
Apache
7.750%, 12/15/2029	20	21
5.350%, 07/01/2049	20	15
4.750%, 04/15/2043	10	7
4.250%, 01/15/2044	150	105
BP Capital Markets America
3.633%, 04/06/2030	20	19
3.588%, 04/14/2027	10	9
3.000%, 02/24/2050	50	34
Cameron LNG
3.302%, 01/15/2035 (B)	70	59
2.902%, 07/15/2031 (B)	60	52
Cheniere Energy
4.625%, 10/15/2028	20	19
Cheniere Energy Partners
4.000%, 03/01/2031	10	9
3.250%, 01/31/2032	40	33
Chevron
3.078%, 05/11/2050	10	7
2.954%, 05/16/2026	30	29
1.554%, 05/11/2025	50	47
Chevron USA
3.850%, 01/15/2028	30	30
Continental Resources
5.750%, 01/15/2031 (B)	40	38
4.900%, 06/01/2044	20	15
4.375%, 01/15/2028	30	28
2.268%, 11/15/2026 (B)	20	18
Coterra Energy
4.375%, 03/15/2029	160	151
3.900%, 05/15/2027	80	76
DCP Midstream Operating
6.450%, 11/03/2036 (B)	10	10
Devon Energy
8.250%, 08/01/2023	30	30
5.850%, 12/15/2025	30	31
5.600%, 07/15/2041	50	46
5.000%, 06/15/2045	210	180
Diamondback Energy
3.500%, 12/01/2029	30	27

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
3.250%, 12/01/2026	$10	$10
Ecopetrol
5.875%, 05/28/2045	110	73
4.625%, 11/02/2031	20	15
Energy Transfer
9.349%, ICE LIBOR USD 3 Month + 4.028%(A)(D)	70	62
7.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.306%(A)(D)	50	42
6.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.134%(A)(D)	10	9
6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.694%(A)(D)	20	17
6.250%, 04/15/2049	160	152
5.250%, 04/15/2029	30	30
5.000%, 05/15/2050	30	25
4.950%, 06/15/2028	20	20
4.150%, 09/15/2029	20	19
3.750%, 05/15/2030	110	100
2.900%, 05/15/2025	10	9
Enterprise Products Operating
5.375%, ICE LIBOR USD 3 Month + 2.570%, 02/15/2078 (A)	10	8
4.850%, 03/15/2044	50	45
4.150%, 10/16/2028	350	338
EOG Resources
4.950%, 04/15/2050	70	68
4.150%, 01/15/2026	20	20
3.900%, 04/01/2035	40	36
Equities
3.900%, 10/01/2027	230	214
3.625%, 05/15/2031 (B)	20	17
Exxon Mobil
4.327%, 03/19/2050	30	27
4.114%, 03/01/2046	70	61
3.482%, 03/19/2030	40	38
3.043%, 03/01/2026	40	38
2.992%, 03/19/2025	50	48
Halliburton
5.000%, 11/15/2045	40	35
3.800%, 11/15/2025	2	2
Kinder Morgan
5.300%, 12/01/2034	20	19
5.200%, 03/01/2048	10	9
4.300%, 06/01/2025	30	30
4.300%, 03/01/2028	80	77
Kinder Morgan Energy Partners
4.250%, 09/01/2024	40	39
3.500%, 09/01/2023	30	30

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
MEG Energy
5.875%, 02/01/2029 (B)	$10	$9
MPLX
5.500%, 02/15/2049	30	27
4.875%, 06/01/2025	110	109
4.800%, 02/15/2029	80	78
4.700%, 04/15/2048	60	48
4.500%, 04/15/2038	10	8
Occidental Petroleum
7.875%, 09/15/2031	10	11
7.500%, 05/01/2031	60	65
6.950%, 07/01/2024	4	4
6.200%, 03/15/2040	75	73
5.550%, 03/15/2026	30	30
4.625%, 06/15/2045	20	15
4.400%, 04/15/2046	10	8
4.400%, 08/15/2049	70	52
4.100%, 02/15/2047	70	51
3.500%, 08/15/2029	20	17
3.400%, 04/15/2026	20	19
3.200%, 08/15/2026	30	28
3.000%, 02/15/2027	20	18
0.000%, 10/10/2036 (E)	750	395
Pertamina Persero
6.000%, 05/03/2042 (B)	200	195
Petrobras Global Finance BV
7.375%, 01/17/2027	100	104
6.850%, 06/05/2115	50	43
5.750%, 02/01/2029	50	49
Phillips 66
3.605%, 02/15/2025	95	92
3.550%, 10/01/2026	232	220
Pioneer Natural Resources
2.150%, 01/15/2031	50	41
1.900%, 08/15/2030	20	16
1.125%, 01/15/2026	10	9
Range Resources
4.875%, 05/15/2025	30	29
Schlumberger Holdings
3.900%, 05/17/2028 (B)	471	447
Shell International Finance BV
4.375%, 05/11/2045	50	44
4.000%, 05/10/2046	50	42
3.250%, 04/06/2050	50	37
2.875%, 05/10/2026	60	57
2.750%, 04/06/2030	20	18
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	200	199
Southwestern Energy
5.375%, 03/15/2030	20	18
Targa Resources
5.200%, 07/01/2027	50	49

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.200%, 02/01/2033	$20	$18
Targa Resources Partners
5.500%, 03/01/2030	20	19
5.000%, 01/15/2028	10	10
4.875%, 02/01/2031	30	27
Tennessee Gas Pipeline
2.900%, 03/01/2030 (B)	60	52
Transcontinental Gas Pipe Line
7.850%, 02/01/2026	50	53
Venture Global Calcasieu Pass
3.875%, 11/01/2033 (B)	20	16
Western Midstream Operating
5.500%, 02/01/2050	20	16
4.500%, 03/01/2028	10	9
4.300%, 02/01/2030	100	89
3.350%, 02/01/2025	110	105
Williams
7.750%, 06/15/2031	140	155
7.500%, 01/15/2031	10	11
5.750%, 06/24/2044	40	38

		6,319

Financials — 10.4%
AIA Group MTN
3.200%, 03/11/2025 (B)	270	261
American Express
4.050%, 05/03/2029	70	67
3.375%, 05/03/2024	20	20
American International Group
2.500%, 06/30/2025	310	294
Aviation Capital Group
1.950%, 01/30/2026 (B)	301	269
Bank of America
5.288%, U.S. SOFR + 1.910%, 04/25/2034 (A)	256	254
3.419%, ICE LIBOR USD 3 Month + 1.040%, 12/20/2028 (A)	42	39
3.311%, U.S. SOFR + 1.580%, 04/22/2042 (A)	185	139
2.592%, U.S. SOFR + 2.150%, 04/29/2031 (A)	90	75
2.572%, U.S. SOFR + 1.210%, 10/20/2032 (A)	90	73
Bank of America MTN
5.000%, 01/21/2044	20	19
4.948%, U.S. SOFR + 2.040%, 07/22/2028 (A)	221	219
4.450%, 03/03/2026	10	10
4.376%, U.S. SOFR + 1.580%, 04/27/2028 (A)	100	97
4.330%, ICE LIBOR USD 3 Month + 1.520%, 03/15/2050 (A)	398	335

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.250%, 10/22/2026	$50	$48
4.083%, ICE LIBOR USD 3 Month + 3.150%, 03/20/2051 (A)	110	88
4.000%, 01/22/2025	300	293
3.970%, ICE LIBOR USD 3 Month + 1.070%, 03/05/2029 (A)	150	141
3.593%, ICE LIBOR USD 3 Month + 1.370%, 07/21/2028 (A)	90	84
2.972%, U.S. SOFR + 1.330%, 02/04/2033 (A)	40	33
Bank of Montreal MTN
1.850%, 05/01/2025	70	65
Bank of New York Mellon MTN
4.289%, U.S. SOFR + 1.418%, 06/13/2033 (A)	140	132
1.600%, 04/24/2025	20	19
Bank of Nova Scotia
4.588%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.050%, 05/04/2037 (A)	40	35
1.300%, 06/11/2025	40	37
Barclays
5.304%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.300%, 08/09/2026 (A)	200	197
5.088%, ICE LIBOR USD 3 Month + 3.054%, 06/20/2030 (A)	200	186
Barclays MTN
4.972%, ICE LIBOR USD 3 Month + 1.902%, 05/16/2029 (A)	200	191
Blackstone Holdings Finance
6.250%, 08/15/2042 (B)	118	115
5.000%, 06/15/2044 (B)	200	171
BNP Paribas
5.125%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.450%, 01/13/2029 (A)(B)	200	199
4.705%, ICE LIBOR USD 3 Month + 2.235%, 01/10/2025 (A)(B)	200	198
4.400%, 08/14/2028 (B)	200	192
Brighthouse Financial
4.700%, 06/22/2047	4	3
Canadian Imperial Bank of Commerce
0.950%, 06/23/2023	40	40
Capital One Financial
4.927%, U.S. SOFR + 2.057%, 05/10/2028 (A)	42	40
Citigroup
8.125%, 07/15/2039	60	76
4.910%, U.S. SOFR + 2.086%, 05/24/2033 (A)	40	39

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.658%, U.S. SOFR + 1.887%, 05/24/2028 (A)	$20	$20
4.650%, 07/23/2048	180	160
4.450%, 09/29/2027	90	86
4.412%, U.S. SOFR + 3.914%, 03/31/2031 (A)	233	220
4.125%, 07/25/2028	90	85
3.980%, ICE LIBOR USD 3 Month + 1.338%, 03/20/2030 (A)	110	102
3.785%, U.S. SOFR + 1.939%, 03/17/2033 (A)	60	53
3.700%, 01/12/2026	100	97
3.520%, ICE LIBOR USD 3 Month + 1.151%, 10/27/2028 (A)	148	138
3.400%, 05/01/2026	510	488
3.106%, U.S. SOFR + 2.842%, 04/08/2026 (A)	30	29
2.572%, U.S. SOFR + 2.107%, 06/03/2031 (A)	10	8
Cooperatieve Rabobank UA
4.375%, 08/04/2025	250	243
Credit Agricole
8.125%, USD Swap Semi 30/360 5 Yr Curr + 6.185%(A)(B)(D)	260	260
Credit Suisse Group
9.750%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.383%(B)(D)	200	–
4.550%, 04/17/2026	250	235
4.194%, U.S. SOFR + 3.730%, 04/01/2031 (A)(B)	250	220
Credit Suisse NY
7.950%, 01/09/2025	322	327
CTR Partnership
3.875%, 06/30/2028 (B)	10	9
Discover Financial Services
6.700%, 11/29/2032	160	166
Guardian Life Global Funding
1.100%, 06/23/2025 (B)	10	9
HSBC Holdings
7.390%, U.S. SOFR + 3.350%, 11/03/2028 (A)	230	246
Intercontinental Exchange
4.950%, 06/15/2052	10	10
4.600%, 03/15/2033	100	97
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	200	194
JPMorgan Chase
4.950%, 06/01/2045	100	93
4.565%, U.S. SOFR + 1.750%, 06/14/2030 (A)	180	174

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
4.493%, TSFR3M + 3.790%, 03/24/2031 (A)	$298	$288
4.203%, ICE LIBOR USD 3 Month + 1.260%, 07/23/2029 (A)	590	565
4.023%, ICE LIBOR USD 3 Month + 1.000%, 12/05/2024 (A)	200	198
3.845%, U.S. SOFR + 0.980%, 06/14/2025 (A)	100	98
3.509%, ICE LIBOR USD 3 Month + 0.945%, 01/23/2029 (A)	210	196
3.109%, U.S. SOFR + 2.440%, 04/22/2051 (A)	10	7
2.522%, U.S. SOFR + 2.040%, 04/22/2031 (A)	130	110
2.083%, U.S. SOFR + 1.850%, 04/22/2026 (A)	60	56
1.514%, U.S. SOFR + 1.455%, 06/01/2024 (A)	100	100
KKR Group Finance III
5.125%, 06/01/2044 (B)	215	187
KKR Group Finance VIII
3.500%, 08/25/2050 (B)	137	91
Liberty Mutual Group
4.569%, 02/01/2029 (B)	349	332
4.250%, 06/15/2023 (B)	90	90
Lincoln National
3.400%, 01/15/2031	209	172
Lloyds Banking Group
4.375%, 03/22/2028	200	193
3.900%, 03/12/2024	536	527
Macquarie Group
1.340%, U.S. SOFR + 1.069%, 01/12/2027 (A)(B)	302	270
Manulife Financial
3.703%, 03/16/2032	340	312
Massachusetts Mutual Life Insurance
5.672%, 12/01/2052 (B)	305	309
3.375%, 04/15/2050 (B)	144	102
Metropolitan Life Global Funding I MTN
3.300%, 03/21/2029 (B)	361	330
Metropolitan Life Insurance
7.800%, 11/01/2025 (B)	267	279
Mitsubishi UFJ Financial Group
3.837%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.125%, 04/17/2026 (A)	200	193
Moody's
3.250%, 05/20/2050	235	166
Morgan Stanley
2.484%, U.S. SOFR + 1.360%, 09/16/2036 (A)	20	15

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Morgan Stanley MTN
3.772%, ICE LIBOR USD 3 Month + 1.140%, 01/24/2029 (A)	$90	$84
3.622%, U.S. SOFR + 3.120%, 04/01/2031 (A)	384	347
3.125%, 07/27/2026	450	425
2.511%, U.S. SOFR + 1.200%, 10/20/2032 (A)	120	97
2.188%, U.S. SOFR + 1.990%, 04/28/2026 (A)	100	95
National Securities Clearing
5.000%, 05/30/2028 (B)	351	352
1.500%, 04/23/2025 (B)	250	233
NatWest Group
3.073%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 2.550%, 05/22/2028 (A)	200	182
New York Life Global Funding
0.950%, 06/24/2025 (B)	30	27
Peachtree Corners Funding Trust
3.976%, 02/15/2025 (B)	225	218
Principal Life Global Funding II
1.250%, 06/23/2025 (B)	10	9
Royal Bank of Canada MTN
1.150%, 06/10/2025	40	37
Santander Holdings USA
4.500%, 07/17/2025	10	10
State Street
3.152%, U.S. SOFR + 2.650%, 03/30/2031 (A)	110	98
2.901%, U.S. SOFR + 2.600%, 03/30/2026 (A)	95	90
Teachers Insurance & Annuity Association of America
4.900%, 09/15/2044 (B)	90	82
Toronto-Dominion Bank MTN
4.456%, 06/08/2032	70	66
1.150%, 06/12/2025	30	28
0.750%, 06/12/2023	80	80
UBS MTN
4.500%, 06/26/2048 (B)	400	359
UBS Group
1.364%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.080%, 01/30/2027 (A)(B)	200	176
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	449	429
US Bancorp
5.727%, U.S. SOFR + 1.430%, 10/21/2026 (A)	169	168
1.450%, 05/12/2025	30	28

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
WEA Finance
3.750%, 09/17/2024 (B)	$200	$189
Wells Fargo MTN
3.350%, U.S. SOFR + 1.500%, 03/02/2033 (A)	20	17

		17,674

Health Care — 1.2%
Aetna
2.800%, 06/15/2023	10	10
Cigna Group
4.900%, 12/15/2048	10	9
4.800%, 08/15/2038	100	94
4.375%, 10/15/2028	170	166
4.125%, 11/15/2025	377	369
3.750%, 07/15/2023	14	14
3.400%, 03/01/2027	441	419
CVS Health
5.050%, 03/25/2048	190	172
4.300%, 03/25/2028	30	29
4.250%, 04/01/2050	70	57
4.125%, 04/01/2040	10	8
3.750%, 04/01/2030	30	28
3.625%, 04/01/2027	30	29
2.125%, 09/15/2031	30	24
1.875%, 02/28/2031	10	8
Elevance Health
4.550%, 05/15/2052	20	18
4.100%, 05/15/2032	60	56
3.650%, 12/01/2027	30	29
3.350%, 12/01/2024	20	19
Fresenius Medical Care US Finance II
4.750%, 10/15/2024 (B)	50	49
Humana
4.500%, 04/01/2025	10	10
2.150%, 02/03/2032	10	8
PeaceHealth Obligated Group
1.375%, 11/15/2025	430	390

		2,015

Industrials — 2.9%
3M
3.700%, 04/15/2050	100	75
AerCap Ireland Capital DAC
3.000%, 10/29/2028	417	361
2.450%, 10/29/2026	150	134
Air Canada Pass-Through Trust, Ser 2015-1, Cl A
3.600%, 03/15/2027 (B)	199	186
Air Lease
5.300%, 02/01/2028	40	40
3.375%, 07/01/2025	20	19

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Burlington Northern Santa Fe
2.875%, 06/15/2052	$30	$20
Canadian National Railway
3.650%, 02/03/2048	151	122
Canadian Pacific Railway
6.125%, 09/15/2115	167	169
3.100%, 12/02/2051	40	28
Carlisle
2.200%, 03/01/2032	407	318
Carrier Global
2.700%, 02/15/2031	10	8
Cintas No. 2
4.000%, 05/01/2032	20	19
3.700%, 04/01/2027	30	29
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	125	122
CSX
3.800%, 04/15/2050	331	260
Deere
3.750%, 04/15/2050	40	35
3.100%, 04/15/2030	10	9
Delta Air Lines
7.375%, 01/15/2026	30	31
4.750%, 10/20/2028 (B)	30	29
4.500%, 10/20/2025 (B)	25	25
2.900%, 10/28/2024	40	39
Delta Air Lines Pass-Through Trust, Ser 2020-1AA
2.000%, 06/10/2028	145	127
Eaton
4.150%, 11/02/2042	70	61
Ferguson Finance
4.500%, 10/24/2028 (B)	394	379
3.250%, 06/02/2030 (B)	230	200
GFL Environmental
4.250%, 06/01/2025 (B)	20	19
H&E Equipment Services
3.875%, 12/15/2028 (B)	10	9
Mileage Plus Holdings
6.500%, 06/20/2027 (B)	34	34
Norfolk Southern
4.837%, 10/01/2041	200	183
Penske Truck Leasing Lp
5.550%, 05/01/2028 (B)	542	535
Republic Services
2.500%, 08/15/2024	20	19
Ryder System MTN
5.250%, 06/01/2028	355	350
Spirit Airlines Pass-Through Trust, Ser 2017-1AA
3.375%, 02/15/2030	149	132

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Spirit Loyalty Cayman
8.000%, 09/20/2025 (B)	$24	$24
United Airlines
4.625%, 04/15/2029 (B)	30	27
4.375%, 04/15/2026 (B)	20	19
United Airlines Pass-Through Trust, Ser 2014-1, Cl A
4.000%, 04/11/2026	470	447
United Rentals North America
3.875%, 02/15/2031	100	86
3.750%, 01/15/2032	20	17
Verisk Analytics
3.625%, 05/15/2050	202	145
Vertiv Group
4.125%, 11/15/2028 (B)	10	9

		4,900

Information Technology — 1.3%
Apple
3.850%, 08/04/2046	156	137
3.200%, 05/13/2025	80	78
1.125%, 05/11/2025	40	37
Broadcom
4.926%, 05/15/2037 (B)	20	18
4.750%, 04/15/2029	253	247
4.110%, 09/15/2028	237	225
3.137%, 11/15/2035 (B)	150	114
1.950%, 02/15/2028 (B)	139	121
CommScope
6.000%, 03/01/2026 (B)	20	19
Genpact Luxembourg SARL
1.750%, 04/10/2026	292	264
Lam Research
2.875%, 06/15/2050	92	63
Mastercard
3.850%, 03/26/2050	10	9
Micron Technology
5.875%, 02/09/2033	50	50
5.875%, 09/15/2033	10	10
NVIDIA
3.700%, 04/01/2060	50	40
3.500%, 04/01/2040	70	59
3.500%, 04/01/2050	50	40
2.850%, 04/01/2030	20	18
NXP BV
2.700%, 05/01/2025	30	28
PayPal Holdings
1.650%, 06/01/2025	30	28
Prosus MTN
3.061%, 07/13/2031 (B)	200	153
Salesforce
2.700%, 07/15/2041	40	29

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Sprint Capital
8.750%, 03/15/2032	$10	$12
Texas Instruments
1.750%, 05/04/2030	20	17
Visa
4.300%, 12/14/2045	50	46
3.150%, 12/14/2025	70	68
2.050%, 04/15/2030	20	17
Workday
3.500%, 04/01/2027	185	177

		2,124

Materials — 0.6%
Anglo American Capital
4.750%, 04/10/2027 (B)	200	195
3.625%, 09/11/2024 (B)	200	195
Ball
3.125%, 09/15/2031	30	25
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	193
Freeport-McMoRan
5.450%, 03/15/2043	140	127
5.400%, 11/14/2034	20	19
4.625%, 08/01/2030	10	9
4.550%, 11/14/2024	10	10
Southern Copper
5.250%, 11/08/2042	120	112
Suzano Austria GmbH
3.750%, 01/15/2031	90	76
3.125%, 01/15/2032	20	16
Teck Resources
3.900%, 07/15/2030	30	27

		1,004

Real Estate — 0.8%
American Tower Trust #1
5.490%, 03/15/2028 (B)	351	357
Digital Realty Trust
3.700%, 08/15/2027	233	213
3.600%, 07/01/2029	78	68
Federal Realty Investment Trust
1.250%, 02/15/2026	233	209
Simon Property Group
1.750%, 02/01/2028	501	431

		1,278

Utilities — 2.7%
American Transmission Systems
2.650%, 01/15/2032 (B)	30	25
Aquarion
4.000%, 08/15/2024 (B)	192	188

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Berkshire Hathaway Energy
4.450%, 01/15/2049	$600	$522
Consolidated Edison of New York
3.950%, 04/01/2050	20	16
3.350%, 04/01/2030	20	18
DTE Electric Securitization Funding I
2.640%, 12/01/2026	260	247
DTE Energy
4.875%, 06/01/2028	192	190
Duke Energy Carolinas
3.950%, 03/15/2048	98	80
Duke Energy Florida
3.200%, 01/15/2027	230	219
Duke Energy Ohio
3.650%, 02/01/2029	50	47
Eversource Energy
3.150%, 01/15/2025	111	107
Exelon
5.625%, 06/15/2035	60	61
5.100%, 06/15/2045	328	301
4.700%, 04/15/2050	69	60
FirstEnergy
5.100%, 07/15/2047	100	89
4.150%, 07/15/2027	50	48
1.600%, 01/15/2026	20	18
Interstate Power and Light
2.300%, 06/01/2030	295	246
NextEra Energy Capital Holdings
3.550%, 05/01/2027	292	277
NSTAR Electric
3.950%, 04/01/2030	230	219
Pacific Gas and Electric
5.450%, 06/15/2027	100	99
4.950%, 06/08/2025	40	39
3.300%, 08/01/2040	10	7
2.500%, 02/01/2031	20	16
2.100%, 08/01/2027	20	17
PG&E Wildfire Recovery Funding
4.722%, 06/01/2037	456	448
3.594%, 06/01/2030	357	342
Southern
3.250%, 07/01/2026	415	394
Virginia Electric & Power
3.150%, 01/15/2026	124	119
Xcel Energy
3.400%, 06/01/2030	188	170

		4,629

Total Corporate Obligations
(Cost $58,615) ($ Thousands)		52,519

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 21.6%
U.S. Treasury Bills
5.420%, 10/03/2023 (F)	$1,180	$1,159
5.043%, 07/13/2023 (F)	740	736
4.657%, 06/01/2023 (F)	240	240
U.S. Treasury Bonds
4.000%, 11/15/2052	100	103
3.875%, 02/15/2043	340	334
3.875%, 05/15/2043	370	363
3.750%, 11/15/2043	90	87
3.375%, 08/15/2042	639	584
3.375%, 11/15/2048	50	45
3.250%, 05/15/2042	110	99
3.000%, 02/15/2049	180	152
3.000%, 08/15/2052	2,218	1,885
2.875%, 08/15/2045	480	398
2.875%, 05/15/2052	290	240
2.750%, 08/15/2047	460	371
2.375%, 02/15/2042	526	411
2.375%, 05/15/2051	300	223
2.250%, 05/15/2041	10	8
2.250%, 02/15/2052	1,429	1,031
2.000%, 11/15/2041	120	88
2.000%, 02/15/2050	20	14
2.000%, 08/15/2051	749	509
1.875%, 02/15/2051	4,593	3,034
1.875%, 11/15/2051	572	376
1.750%, 08/15/2041	1,946	1,373
1.625%, 11/15/2050	2,410	1,493
1.375%, 08/15/2050	2,329	1,349
1.250%, 05/15/2050	520	292
1.125%, 08/15/2040	4,321	2,783
0.000%, 05/15/2049 (F)	410	150
U.S. Treasury Inflation Indexed Bonds
1.125%, 01/15/2033	973	943
0.125%, 01/15/2030	458	416
U.S. Treasury Notes
3.625%, 03/31/2028	20	20
3.500%, 01/31/2028	3,310	3,265
3.500%, 02/15/2033	30	30
2.750%, 04/30/2027	180	172
2.750%, 08/15/2032	3,299	3,068
2.000%, 11/15/2026	2,220	2,079
1.875%, 02/15/2032	300	261
1.500%, 01/31/2027	1,840	1,687
1.250%, 11/30/2026	3,010	2,745
1.125%, 01/15/2025	1,980	1,871
0.250%, 05/31/2025	90	83

Total U.S. Treasury Obligations
(Cost $42,494) ($ Thousands)		36,570

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES — 9.5%
Automotive — 1.1%

Avis Budget Rental Car Funding AESOP, Ser 2021-1A, Cl A
1.380%, 08/20/2027 (B)	$130	$115
Ford Credit Auto Owner Trust, Ser 2020-1, Cl A
2.040%, 08/15/2031 (B)	400	378
Ford Credit Auto Owner Trust, Ser 2021-REV1, Cl A
1.370%, 10/17/2033 (B)	254	230
Ford Credit Floorplan Master Owner Trust, Ser 2018-4, Cl A
4.060%, 11/15/2030	150	144
Hertz Vehicle Financing, Ser 2021-1A, Cl A
1.210%, 12/26/2025 (B)	100	93
NextGear Floorplan Master Owner Trust, Ser 2022-1A, Cl A2
2.800%, 03/15/2027 (B)	489	466
Toyota Auto Loan Extended Note Trust, Ser 2021-1A, Cl A
1.070%, 02/27/2034 (B)	456	410
		1,836

Mortgage Related Securities — 0.3%

Asset-Backed Securities Home Equity Loan Trust, Ser 2007-HE1, Cl A4
3.927%, ICE LIBOR USD 1 Month + 0.140%, 12/25/2036 (A)	84	81
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE6, Cl M1
5.418%, ICE LIBOR USD 1 Month + 0.855%, 08/25/2034 (A)	253	241
Bear Stearns Asset-Backed Securities I Trust, Ser 2004-HE7, Cl M1
6.038%, ICE LIBOR USD 1 Month + 0.900%, 08/25/2034 (A)	138	133
		455

Non-Agency Mortgage-Backed Obligations — 0.4%

CD Mortgage Trust, Ser 2017-CD5, Cl A4
3.431%, 08/15/2050	180	166
CIM Trust, Ser 2023-R4, Cl A1
5.000%, 05/25/2062 (A)(B)	159	155
CSMC Trust, Ser 2022-RPL4, Cl A1
3.904%, 04/25/2062 (A)(B)	214	199
OBX Trust, Ser 2022-NQM7, Cl A1
5.110%, 08/25/2062 (B)(C)	165	162
UBS Commercial Mortgage Trust, Ser 2018-C12, Cl A2
4.152%, 08/15/2051	89	89
		771

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Other Asset-Backed Securities — 7.7%

AMSR Trust, Ser 2021-SFR3, Cl A
1.476%, 10/17/2038 (B)	$300	$264
AMSR Trust, Ser 2022-SFR3, Cl A
4.000%, 10/17/2039 (B)	236	224
AMSR Trust, Ser 2023-SFR1, Cl A
4.000%, 04/17/2040 (B)	410	386
Applebee's Funding, Ser 2023-1A, Cl A2
7.824%, 03/05/2053 (B)	170	170
BankAmerica Manufactured Housing Contract Trust, Ser 1996-1, Cl B1
7.875%, 10/10/2026	510	16
CF Hippolyta, Ser 2020-1, Cl A1
1.690%, 07/15/2060 (B)	167	151
CIT Mortgage Loan Trust, Ser 2007-1, Cl 1M1
6.638%, ICE LIBOR USD 1 Month + 1.500%, 10/25/2037 (A)(B)	120	116
College Ave Student Loans, Ser 2021-C, Cl C
3.060%, 07/26/2055 (B)	150	125
Corevest American Finance Trust, Ser 2021-1, Cl A
1.569%, 04/15/2053 (B)	328	294
DB Master Finance, Ser 2021-1A, Cl A23
2.791%, 11/20/2051 (B)	471	376
DLLAA, Ser 2021-1A, Cl A3
0.670%, 04/17/2026 (B)	426	408
Domino's Pizza Master Issuer, Ser 2021-1A, Cl A2I
2.662%, 04/25/2051 (B)	418	360
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A2
5.258%, ICE LIBOR USD 1 Month + 0.120%, 11/25/2036 (A)	62	57
First Franklin Mortgage Loan Trust, Ser 2006-FF15, Cl A5
5.298%, ICE LIBOR USD 1 Month + 0.160%, 11/25/2036 (A)	53	52
FirstKey Homes Trust, Ser 2020-SFR2, Cl A
1.266%, 10/19/2037 (B)	248	225
FirstKey Homes Trust, Ser 2021-SFR3, Cl A
2.135%, 12/17/2038 (B)	267	238
GoodLeap Sustainable Home Solutions Trust, Ser 2022-1GS, Cl A
2.700%, 01/20/2049 (B)	87	71
Home Partners of America Trust, Ser 2021-2, Cl A
1.901%, 12/17/2026 (B)	295	260
JPMorgan Mortgage Acquisition, Ser 2005-OPT2, Cl M4
6.068%, ICE LIBOR USD 1 Month + 0.930%, 12/25/2035 (A)	180	171

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Merrill Lynch Mortgage Investors Trust, Ser 2004-WMC5, Cl M1
6.068%, ICE LIBOR USD 1 Month + 0.930%, 07/25/2035 (A)	$221	$213
National Collegiate Student Loan Trust, Ser 2006-3, Cl B
5.498%, ICE LIBOR USD 1 Month + 0.360%, 01/26/2032 (A)	250	183
Navient Private Education Refi Loan Trust, Ser 2020-DA, Cl A
1.690%, 05/15/2069 (B)	145	132
Navient Student Loan Trust, Ser 2016-3A, Cl A3
6.488%, ICE LIBOR USD 1 Month + 1.350%, 06/25/2065 (A)(B)	122	121
Oak Street Investment Grade Net Lease Fund, Ser 2020-1A, Cl A1
1.850%, 11/20/2050 (B)	210	188
Oak Street Investment Grade Net Lease Fund, Ser 2021-1A, Cl A2
1.930%, 01/20/2051 (B)	444	368
Palmer Square CLO, Ser 2021-2A, Cl A1A3
6.260%, ICE LIBOR USD 3 Month + 1.000%, 10/17/2031 (A)(B)	330	326
Palmer Square CLO, Ser 2022-2A, Cl A1
6.618%, TSFR3M + 1.570%, 07/20/2034 (A)(B)	250	246
Palmer Square Loan Funding, Ser 2022-2A, Cl A1
6.256%, TSFR3M + 1.270%, 10/15/2030 (A)(B)	349	345
PFS Financing, Ser 2022-A, Cl A
2.470%, 02/15/2027 (B)	463	439
Progress Residential Trust, Ser 2019-SFR3, Cl A
2.271%, 09/17/2036 (B)	349	332
RAMP Trust, Ser 2006-RZ3, Cl M1
5.488%, ICE LIBOR USD 1 Month + 0.350%, 08/25/2036 (A)	219	211
Sabey Data Center Issuer, Ser 2020-1, Cl A2
3.812%, 04/20/2045 (B)	77	73
Sabey Data Center Issuer, Ser 2021-1, Cl A2
1.881%, 06/20/2046 (B)	466	413
SBA Small Business Investment, Ser 2023-10A, Cl 1
5.168%, 03/10/2033	315	316
SLM Student Loan Trust, Ser 2021-10A, Cl A4
5.536%, ICE LIBOR USD 3 Month + 0.670%, 12/17/2068 (A)(B)	104	101
Sofi Professional Loan Program Trust, Ser 2018-B, Cl A2FX
3.340%, 08/25/2047 (B)	21	20

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Stack Infrastructure Issuer, Ser 2019-2A, Cl A2
3.080%, 10/25/2044 (B)	$159	$151
Structured Asset Investment Loan Trust, Ser 2003-BC12, Cl 2A
5.858%, ICE LIBOR USD 1 Month + 0.720%, 11/25/2033 (A)	124	116
Structured Asset Securities Mortgage Loan Trust, Ser 2007-WF1, Cl A1
5.558%, ICE LIBOR USD 1 Month + 0.420%, 02/25/2037 (A)	128	124
Taco Bell Funding, Ser 2021-1A, Cl A2II
2.294%, 08/25/2051 (B)	426	354
Tricon American Homes Trust, Ser 2019-SFR1, Cl A
2.750%, 03/17/2038 (B)	285	266
Tricon American Homes Trust, Ser 2020-SFR2, Cl A
1.482%, 11/17/2039 (B)	232	198
U.S. Small Business Administration, Ser 2010-20B, Cl 1
4.140%, 02/01/2030	33	32
U.S. Small Business Administration, Ser 2011-20G, Cl 1
3.740%, 07/01/2031	130	124
U.S. Small Business Administration, Ser 2011-20H, Cl 1
3.290%, 08/01/2031	71	67
U.S. Small Business Administration, Ser 2013-20G, Cl 1
3.150%, 07/01/2033	302	286
U.S. Small Business Administration, Ser 2014-20C, Cl 1
3.210%, 03/01/2034	244	229
U.S. Small Business Administration, Ser 2015-20F, Cl 1
2.980%, 06/01/2035	83	78
U.S. Small Business Administration, Ser 2017-20H, Cl 1
2.750%, 08/01/2037	168	155
U.S. Small Business Administration, Ser 2018-20A, Cl 1
2.920%, 01/01/2038	176	163
U.S. Small Business Administration, Ser 2018-20B, Cl 1
3.220%, 02/01/2038	249	233
U.S. Small Business Administration, Ser 2018-20E, Cl 1
3.500%, 05/01/2038	156	147
U.S. Small Business Administration, Ser 2019-20D, Cl 1
2.980%, 04/01/2039	21	19

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
U.S. Small Business Administration, Ser 2019-25G, Cl 1
2.690%, 07/01/2044	$22	$19
U.S. Small Business Administration, Ser 2022-25D, Cl 1
3.500%, 04/01/2047	327	303
U.S. Small Business Administration, Ser 2022-25E, Cl 1
3.940%, 05/01/2047	331	314
U.S. Small Business Administration, Ser 2022-25G, Cl 1
3.930%, 07/01/2047	451	430
U.S. Small Business Administration, Ser 2022-25K, Cl 1
5.130%, 11/01/2047	257	262
U.S. Small Business Administration, Ser 2023-25C, Cl 1
4.930%, 03/01/2048	255	258
Vantage Data Centers Issuer, Ser 2020-1A, Cl A2
1.645%, 09/15/2045 (B)	387	348
Wendy's Funding, Ser 2019-1A, Cl A2I
3.783%, 06/15/2049 (B)	139	130
Wind River CLO, Ser 2021-3A, Cl A
6.400%, ICE LIBOR USD 3 Month + 1.150%, 07/20/2033 (A)(B)	250	242
		13,039

Total Asset-Backed Securities
(Cost $17,478) ($ Thousands)		16,101

LOAN PARTICIPATIONS — 1.5%
Acrisure LLC, 1st Lien
9.275%, 02/15/2027	30	28
Air Canada, 1st Lien
8.839%, 08/11/2028 (A)	30	30
Ali Group, Term Loan B, 1st Lien
7.097%, 07/30/2029 (A)(G)	40	40
Allied Universal Holdco LLC, Initial Term Loan, 1st Lien
9.003%, 05/12/2028 (A)	87	81
Alterra Mountain Company, Series B-2, 1st Lien
8.525%, 08/17/2028 (A)	38	38
Amwins Group Inc, 1st Lien
7.275%, 02/19/2028 (A)(G)	9	9
Amwins Group Inc., Intial Term Loan, 1st Lien
7.832%, 02/19/2028 (G)	10	10
APi Group, Term Loan B, 1st Lien
7.525%, 10/01/2026 (A)	37	37

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Asplundh Tree Expert, LLC, 1st Lien
6.775%, 09/07/2027 (A)	$9	$9
Asurion LLC, B-8 Term Loan, 1st Lien
8.275%, 12/23/2026 (A)	44	40
Asurion LLC, B-9 Term Loan, 1st Lien
8.275%, 07/31/2027 (A)	29	27
Asurion, 1st Lien
9.332%, 08/19/2028 (A)	48	44
Athena Health Group INC. Initial DDTL
3.500%, 02/15/2029 (A)(G)	13	12
Athena Health Group, INC. Initial Term Loan
8.598%, 02/15/2029 (A)	97	91
Brightspring Health, Cov-Lite, 1st Lien
8.525%, 03/05/2026 (A)	14	14
Brown Group Holdings, LLC, Intitial Term Loan, 1st Lien
7.582%, 06/07/2028 (A)	39	38
Castlelake Avia, 1st Lien
7.616%, 10/22/2026 (A)(G)	49	48
Charter Communications, Term Loan, 1st Lien
6.795%, 04/30/2025	74	74
Citadel Securities, 1st Lien
7.597%, 02/02/2028 (A)	29	28
Cloudera, Inc., 1st Lien
8.832%, 10/08/2028 (A)	22	21
DCert Buyer, Inc., Initial Term Loan, 1st Lien
8.696%, LIBOR + 4.000%, 10/16/2026 (A)	57	56
Deerfield Dakora Holding, LLC, Term Loan, 1st Lien
8.648%, 04/09/2027 (G)	53	50
Energizer Holdings, 1st Lien
7.447%, 12/22/2027	17	17
Eyecare Partners, LLC, Term Loan, 1st Lien
8.775%, 02/18/2027	29	23
First Eagles Holdings, Inc., Term Loan
7.659%, 02/01/2027	19	18
Fleetcor Technologies Operating Company LLC, 1st Lien
6.775%, 04/28/2028	–	—
Focus Financial, 1st Lien
8.232%, 06/30/2028	78	76
Garda World Security Corp, Term Loan B, 1st Lien
9.444%, 10/30/2026 (A)	14	13
Genesee & Wyoming Inc., Initial Term Loan, 1st Lien
6.998%, LIBOR + 2.000%, 12/30/2026 (A)	77	77
GFL Environmental INC
8.145%, 05/28/2027 (A)	59	59

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Global Medical, Term Loan B, 1st Lien
9.236%, 10/02/2025 (G)	$86	$60
Great Outdoors Group, LLC Term B-2 Loan
8.775%, 03/06/2028 (A)	19	19
Harbor Freight Tools, Cov-Lite, Term Loan B, 1st Lien
7.775%, 10/19/2027 (G)	49	47
Hunter Douglas, 1st Lien
8.666%, 02/26/2029 (A)(G)	73	66
Hunter Dougles, Tranche B-1 Term Loan, 1st Lien
8.666%, 02/26/2029	27	24
Icon, Cov-Lite, Term Loan B, 1st Lien
7.409%, 07/03/2028 (A)	11	11
II-VI, Term Loan B, 1st Lien
7.847%, 07/02/2029 (A)	57	57
Jazz Pharmaceuticals, Inc., 1st Lien
8.654%, 05/05/2028 (A)	80	80
KKR Apple Bidco LLC, Intial Term Loan, 1st Lien
7.775%, 09/22/2028 (A)(G)	30	29
McAfee, 1st Lien
10.030%, 07/27/2028 (A)	83	59
Milano Acquistion, Term B Loan, 1st Lien
8.998%, 10/01/2027 (A)	58	55
Mozart Debt Merger, 1st Lien
8.404%, 10/23/2028 (A)	39	38
MSG National, 1st Lien
7.410%, 07/03/2028 (A)	46	46
Nexstar Broadcasting, Inc., Term B-4 Loan, 1st Lien
7.525%, LIBOR + 2.750%, 09/18/2026 (A)	21	21
PCI Gaming Authority, Term B Facility Loan, 1st Lien
7.525%, LIBOR + 2.500%, 05/29/2026 (A)	22	22
Peraton Corp, 1st Lien
9.003%, 02/01/2028 (A)	107	101
Phoenix Guarantor Inc., Tranche B-1 Term Loan, 1st Lien
8.275%, LIBOR + 3.250%, 03/05/2026 (A)	58	56
Pilot Travel Centers LLC, Initial Tranche B Term Loan, 1st Lien
7.082%, 08/04/2028 (A)	48	48
Prime Security Services Borrower, LLC, Refinancing Term B-1 Loan, 1st Lien
7.844%, 09/23/2026 (A)	52	52
Quikrete Holding, Term Loan B, 1st Lien
8.025%, 03/19/2029 (A)(G)	40	39

Description	Face Amount (Thousands)	Market Value ($ Thousands)
LOAN PARTICIPATIONS (continued)
Rackspace Technology Global, Inc. Term B Loan, 1st Lien
7.915%, 02/15/2028 (A)	$49	$19
Reynolds Consumer Products LLC, Initial Term Loan, 1st Lien
6.832%, LIBOR + 1.750%, 02/04/2027 (A)	–	—
Setanta Aircraft, Term Loan B, 1st Lien
7.159%, 11/05/2028	80	79
Sotera, Health Holdings, LLC, Refinancing Loan, 1st Lien
8.023%, 12/11/2026 (A)	50	48
Terrier Media Buyer, Term B Loan, 1st Lien
8.659%, 12/17/2026 (A)(G)	28	24
Triton Water, 1st Lien
8.659%, 03/31/2028 (A)(G)	59	56
UFC Holdings, LLC, 1st Lien
8.050%, 04/29/2026 (G)	26	25
United Airlines Inc., 1st Lien
8.888%, 04/21/2028 (A)	69	68
VFH Parent LLC, Initial Term Loan, 1st Lien
8.198%, 01/13/2029 (A)	30	29
Virgin Media Bristol LLC, N Facility, Term Loan, 1st Lien
7.607%, LIBOR + 2.500%, 01/31/2028 (A)	75	72
Zebra Buyer LLC, 1st Lien
8.188%, 11/01/2028 (A)	31	30

Total Loan Participations
(Cost $2,644) ($ Thousands)		2,488

MUNICIPAL BONDS — 1.0%
California — 0.2%
California State, Build America, GO
7.500%, 04/01/2034	280	344

Colorado — 0.1%
City & County of Denver, Airport System Revenue, Ser C, RB
1.722%, 11/15/2027	190	169

Illinois — 0.2%
Chicago, Metropolitan Water Reclamation District, GO
5.720%, 12/01/2038	345	376

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MUNICIPAL BONDS (continued)
Massachusetts — 0.1%
Massachusetts State, Educational Financing Authority, Ser A, RB
4.141%, 07/01/2027	$285	$277

Michigan — 0.2%
Michigan State University, Ser A, RB
4.165%, 08/15/2122	83	66
Michigan State, Finance Authority, RB
2.366%, 09/01/2049 (A)	220	218

		284

New York — 0.2%
New York State, Urban Development, RB
5.770%, 03/15/2039	275	287

Total Municipal Bonds
(Cost $1,855) ($ Thousands)		1,737

SOVEREIGN DEBT — 0.8%

Argentine Republic Government International Bond
3.500%, 07/09/2041(C)	20	5
1.000%, 07/09/2029	14	3
0.500%, 07/09/2030(C)	194	51
Brazilian Government International Bond
4.750%, 01/14/2050	200	145
4.625%, 01/13/2028	290	283
Colombia Government International Bond
5.625%, 02/26/2044	200	144
Mexico Government International Bond
4.600%, 02/10/2048	230	186
Nigeria Government International Bond MTN
6.500%, 11/28/2027(B)	200	169
Peruvian Government International Bond
5.625%, 11/18/2050	70	70

Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Provincia de Buenos Aires MTN
5.250%, 09/01/2023(B)(C)	$297	$94
Uruguay Government International Bond
5.750%, 10/28/2034	150	164
4.375%, 01/23/2031	40	40

Total Sovereign Debt
(Cost $1,668) ($ Thousands)		1,354

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.4%
FHLB DN
5.165%, 09/15/2023(F)	200	197
5.134%, 10/10/2023(F)	450	442

Total U.S. Government Agency Obligations
(Cost $639) ($ Thousands)		639

	Shares
CASH EQUIVALENT — 2.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.910%**†	3,567,850	3,568

Total Cash Equivalent
(Cost $3,568) ($ Thousands)		3,568

PURCHASED OPTIONS — 0.0%
Total Purchased Options
(Cost $91) ($ Thousands)		44

Total Investments in Securities — 103.8%
(Cost $194,946) ($ Thousands)		$175,794

WRITTEN OPTIONS — (0.0)%
Total Written Options
(Premiums Received $85) ($ Thousands)		$(63)

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS — 0.0%
Put Options
July 2023, U.S. 5 Year Future Option	12	$2,475	$103.13	6/17/2023	$11
June 2023, U.S. 5 Year Future Option	109	26,024	95.50	6/17/2023	7
December 2023, SOFR 1-Year Mid Curve	14	3,355	95.88	12/16/2023	7
December 2023, SOFR 1-Year Mid Curve	33	7,920	96.00	12/16/2023	19

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

Description	Number of Contracts	Notional Amount (Thousands)	Exercise Price	Expiration Date	Value (Thousands)
PURCHASED OPTIONS (continued)
		39,774			44
Total Purchased Options		$39,774			$44
WRITTEN OPTIONS — 0.0%
Put Options
June 2024, U.S. 5 Year Future Option	(109)	$(25,751)	$94.50	06/22/2024	$(39)
December 2023, SOFR 1-Year Mid Curve	(28)	(6,668)	95.25	12/16/2023	(6)
December 2023, SOFR 1-Year Mid Curve	(66)	(15,737)	95.38	12/16/2023	(16)
		(48,156)			(61)
Call Options
July 2023, U.S. 10 Year Future Option	(16)	(1,896)	118.50	06/17/2023	(2)
Total Written Options		$(50,052)			$(63)

A list of the open futures contracts held by the Fund at May 31, 2023, are as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation/ (Depreciation) (Thousands)
Long Contracts
U.S. 5-Year Treasury Note	64	Sep-2023	$6,978	$6,981	$3
U.S. Long Treasury Bond	25	Sep-2023	3,182	3,208	26
U.S. Ultra Long Treasury Bond	35	Sep-2023	4,724	4,791	67
			14,884	14,980	96
Short Contracts
3 Month SOFR	(67)	Mar-2024	$(16,028)	$(15,938)	$90
U.S. 2-Year Treasury Note	(42)	Sep-2023	(8,691)	(8,645)	46
U.S. 10-Year Treasury Note	(16)	Sep-2023	(1,826)	(1,832)	(6)
Ultra 10-Year U.S. Treasury Note	(4)	Sep-2023	(475)	(482)	(7)
			(27,020)	(26,897)	123
			$(12,136)	$(11,917)	$219

A list of the open forward foreign currency contracts held by the Fund at May 31, 2023, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
Citigroup	07/18/23	USD	128	ZAR	2,370	$(9)
Citigroup	07/18/23	USD	321	EUR	292	(9)
Citigroup	07/18/23	EUR	346	NOK	3,944	(15)
Citigroup	07/18/23	USD	509	GBP	409	(2)
Citigroup	07/18/23	USD	542	AUD	807	(19)
Citigroup	07/18/23	USD	666	IDR	9,959,840	(2)
Citigroup	07/18/23	USD	1,505	CAD	2,025	(13)
Citigroup	07/18/23	USD	1,654	JPY	220,193	(65)
Citigroup	07/18/23	CNH	3,033	USD	443	16
						$(118)

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund

A list of the open centrally cleared swap agreements held by the Fund at May 31, 2023, is as follows:

Interest Rate Swaps
Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
2.5%	SOFR	Annually	04/21/2052	USD	290	$36	$–	$36
2.62%	SOFR	Annually	02/15/2048	USD	600	64	–	64
2.6%	SOFR	Annually	02/15/2048	USD	569	63	38	25
2.51%	SOFR	Annually	02/15/2048	USD	236	30	2	28
3.05% FIXED	USD-SOFR-OIS COMPOUND	Annually	02/15/2048	USD	314	12	7	5
1.63%	SOFR	Annually	05/15/2047	USD	400	108	15	93
1.7288%	SOFR	Quarterly	02/15/2047	USD	376	95	5	90
3.15%	SOFR	Annually	05/15/2048	USD	542	10	–	10
1.52%	SOFR	Annually	02/15/2047	USD	268	77	(9)	86
3.4% FIXED	USD-SOFR-OIS COMPOUND	Annually	03/10/2034	USD	1,249	(20)	(22)	2
USD-SOFR-OIS COMPOUND	3.3% FIXED	Annually	12/31/2029	USD	680	(5)	–	(5)
3.85%	SOFR	Annually	06/30/2029	USD	1,323	(29)	–	(29)
3.27%	SOFR	Annually	04/30/2029	USD	1,232	13	2	11
2.85%	SOFR	Annually	02/15/2029	USD	517	17	2	15
1.5%	SOFR	Annually	02/15/2047	USD	175	50	1	49
USD-SOFR-OIS COMPOUND	4.1% FIXED	Annually	03/10/2026	USD	5,617	69	67	2
USD-SOFR-OIS COMPOUND	3.45% FIXED	Annually	11/30/2027	USD	3,898	(2)	–	(2)
						$588	$108	$480

Credit Default Swap - Sell Protection
Reference Entity/ Obligation	Receive Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Appreciation (Thousands)
CDS-CDX.NA.IG.400	1.00%	Quarterly	06/20/2028	$14,048	$159	$108	$51

Credit Default Swap - Buy Protection
Reference Entity/ Obligation	Pay Rate	Payment Frequency	Termination Date	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments/ Receipts (Thousands)	Net Unrealized Depreciation (Thousands)
CDS-CDX.NA.HY.400	5.00%	Quarterly	06/20/2028	$166	$(2)	$–	$(2)

SEI Catholic Values Trust / Quarterly Report / May 31, 2023

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2023

Catholic Values Fixed Income Fund (Concluded)

Percentages are based on Net Assets of $169,326 ($ Thousands).
**	The rate reported is the 7-day effective yield as of May 31, 2023.
†	Investment in Affiliated Security.
(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2023, the value of these securities amounted to $28,410 ($ Thousands), representing 16.8% of the Net Assets of the Fund.

(C)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(D)	Perpetual security with no stated maturity date.
(E)	Zero coupon security.
(F)	Interest rate represents the security's effective yield at the time of purchase.
(G)	Unsettled bank loan. Interest rate may not be available.

ARM — Adjustable Rate Mortgage
AUD — Australian Dollar
CAD — Canadian Dollar
CDX —Credit Default Swap Index
Cl — Class
CLO — Collateralized Loan Obligation
CMO — Collateralized Mortgage Obligation
CNH — Chinese Yuan offshore
DAC — Designated Activity Company
EUR — Euro
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
FRESB — Freddie Mac Small Balance Mortgage Trust
GBP — British Pound Sterling
GNMA — Government National Mortgage Association
GO — General Obligation
HY — High Yield
ICE— Intercontinental Exchange
IDR — Indonesian Rupiah
IO — Interest Only — face amount represents notional amount.
JPY — Japanese Yen
LIBOR— London Interbank Offered Rate
LLC — Limited Liability Company
MTN — Medium Term Note
NOK — Norwegian Krone
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
SOFR — Secured Overnight Financing Rate
STACR — Structured Agency Credit Risk
TBA — To Be Announced
USD — U.S. Dollar
ZAR — South African Rand

The following is a summary of the transactions with affiliates for the period ended May 31, 2023 ($ Thousands):

Security Description	Value 2/28/2023	Purchases at Cost	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)	Value 5/31/2023	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$ 4,436	$ 19,441	$ (20,309)	$ —	$ —	$ 3,568	$ 42	$ —

Amounts designated as “—” are $0 or have been rounded to $0.

SEI Catholic Values Trust / Quarterly Report / May 31, 2023